                                                   Registration No. 333-102588
                                                            File No. 811-21281

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                                [ ]
Post-Effective Amendment No. 7                                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 10

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                    OPPENHEIMER PRINCIPAL PROTECTED TRUST
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on December 15, 2006 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[] this  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Prospectus

Oppenheimer
Principal Protected
Main Street Fund(R)

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Prospectus dated December 15, 2006       Oppenheimer Principal Protected Main
                                         Street Fund(R)is a mutual fund that
                                         seeks capital preservation in order to
                                         have a net asset value on the Maturity
                                         Date at least equal to your original
                                         investment (reduced by any adjustments
                                         to the Warranty Amount permitted under
                                         the Warranty Agreement and less any
                                         sales charges, your share of
                                         extraordinary expenses and the

Shares of the Fund cannot be purchased   proportional reduction for dividends
except by the reinvestment of the        paid in cash and redemption of Fund
Fund's dividends and distributions.      shares). The Fund seeks high total
                                         return as a secondary objective. It
As with all mutual funds, the            invests in shares of the Oppenheimer
Securities and Exchange Commission has   Main Street Fund(R)(which invests
not approved or disapproved the Fund's   mainly in common stocks) and U.S.
securities nor has it determined that    government securities, including zero
this Prospectus is accurate or           coupon bonds.
complete. It is a criminal offense to      This Prospectus contains important
represent otherwise.                     information about the Fund's
                                         objective, investment policies,
                                         strategies and risks. It also contains
                                         important information about how to
                                         sell shares of the Fund and other
                                         account features. Please read this
                                         Prospectus carefully before you invest
                                         and keep it for future reference about
An investment in the Fund is not a       your account.
deposit of any bank and is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency or any person.
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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  Overview
                  The Fund's Investment Objective and Principal Investment
Strategies
                  Main Risks of Investing in the Fund
                  The Fund's Past Performance
                  Fees and Expenses of the Fund
                  About the Fund's Investments
                  The Warranty Agreement and the Financial Warranty
                  How is the Warranty Amount Determined?
                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Reinvestment Privilege

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares
                  Shareholder Account Rules and Policies
                  Dividends, Capital Gains and Taxes
                  Financial Highlights of the Fund
                  Financial Highlights of the Underlying Fund

ABOUT THE FUND

Overview

The Oppenheimer Principal Protected Main Street Fund is a "fund of funds"
that invests a portion of its assets in shares of Oppenheimer Main Street
Fund(R)and a portion of its assets in U.S. government securities.

      The Fund has an Offering Period, a Warranty Period and a Post-Warranty
Period. Shares of the Fund were offered during an Offering Period but will not be offered during the Warranty Period, except in connection with reinvestment of dividends and distributions. The Offering Period was from May
30, 2003 through July 31, 2003.

      The Warranty Period began on August 5, 2003 and will run until August
5, 2010 (the "Maturity Date"). During the Warranty Period, the Fund will seek primarily capital preservation, and secondarily high total return, by allocating its assets between an equity portfolio (consisting of Class Y shares of Oppenheimer Main Street Fund(R)) and a debt portfolio (consisting of
U.S. government securities, including zero coupon bonds and certain securities guaranteed by U.S. government agencies and instrumentalities).
Shareholders may receive taxable gains from portfolio transactions by the
Fund, whether they take payment in cash or reinvest them to purchase additional Fund shares.

      The Fund has entered into a Financial Warranty Agreement (the "Warranty
Agreement") with Merrill Lynch Bank USA (the "Warranty Provider") pursuant to which the Warranty Provider has issued, subject to certain conditions, a financial warranty (the "Financial Warranty") to the Fund. The Financial
Warranty attempts to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period, including net income, if any, earned by the Fund during the Offering Period, reduced by (i) sales charges, (ii) the shareholder's pro rata portion of any
Extraordinary Expenses (as described on page 11), (iii) the proportional reduction for dividends and distributions paid in cash and redemptions of
Fund shares, (iv) the shareholder's pro rata portion of the value of any shares issued by the Fund during the Warranty Period other than in connection with the reinvestment of dividends and distributions, (v) the amount of any increase in that shareholder's investment in the Fund as a result of changes in accounting practices for the Fund, corporate actions or certain other events, and (vi) if OppenheimerFunds, Inc., as manager of the Fund (the
"Manager"), is required to make payments under the Warranty Agreement in certain instances, and the Manager fails to do so in a timely manner, the amount of such payments (on a pro rata basis). The value of the shareholder's account on the second business day after the end of the Offering Period minus the above-described reductions is referred to as the "Warranty Amount." In order to avoid having their Warranty Amount reduced, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity
Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty
Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed on the Maturity Date for an amount equal to his or her Warranty Amount.

      Because the front-end sales charge paid on the purchase of Class A shares reduces the Warranty Amount for Class A shareholders, Class A shares will have a lower Warranty Amount than the Class B, Class C or Class N shares. Normal operating fees and expenses of the Fund incurred in the ordinary course of business will not reduce the Warranty Amount. However, certain Extraordinary Expenses (as described on page 11) incurred by the Fund will reduce the Warranty Amount. In addition, in the event the Fund is completely and irreversibly invested in U.S. government securities, any Fund expenses in excess of certain limits (as described on page 27) will reduce the Warranty Amount.

      The Warranty Provider, a wholly-owned subsidiary of Merrill Lynch &
Co., Inc., is licensed as an industrial bank organized under Utah law. The
Warranty Provider's principal business is to engage in banking activities.
The Warranty Provider is regulated and examined by the FDIC and the Utah
Department of Financial Institutions. The Warranty Provider is not regulated by the Federal Reserve or the U.S. Department of Treasury. Neither Merrill
Lynch & Co., Inc. nor any other entity will be guaranteeing the obligations of the Warranty Provider. The Warranty Provider has not participated in the organization of the Fund and makes no representation regarding the advisability of an investment in the Fund. Further information about the
Warranty Provider can be found in the Statement of Additional Information.

      Shareholders could lose money by investing in this Fund. A shareholder's Warranty Amount will be reduced, as more fully described in this Prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if the Fund incurs Extraordinary
Expenses (as described on page 11), or if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement (in which case the
Warranty Provider may have the right to terminate the Financial Warranty).
Moreover, shareholders could lose money if the Warranty Provider fails or is unable to meet its obligations under the Warranty Agreement.

      During the Post-Warranty Period, which will commence immediately following the Warranty Period, the Fund will seek high total return by investing in Class Y shares of Oppenheimer Main Street Fund, common stocks of
U.S. companies of different capitalization ranges, and/or debt securities, such as bonds and debentures. The Fund's shares will be offered on a continuous basis during the Post-Warranty Period.

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE DURING THE WARRANTY PERIOD? During
the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount.
The Fund seeks high total return as a secondary objective. The Fund's investment objectives are fundamental policies that can be changed only with the approval of a majority of the Fund's outstanding voting shares, as described in the Statement of Additional Information.

WHAT DOES THE FUND MAINLY INVEST IN DURING THE WARRANTY PERIOD? The Fund is a
special type of mutual fund known as a "fund of funds" because it can invest a substantial portion of its assets in other mutual funds. During the
Warranty Period, the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager"), will allocate the Fund's assets, consistent with the Warranty
Agreement, between a portfolio of equity securities as described below (the
"equity portfolio") and a portfolio of debt securities as described below
(the "debt portfolio"). The equity portfolio will consist of Class Y shares of Oppenheimer Main Street Fund(R)(referred to as the "Underlying Fund"). The
Underlying Fund's investment objective is to seek high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges. The debt portfolio will principally consist of zero coupon U.S. government securities, but may also include certain other securities guaranteed by certain U.S. government agencies and instrumentalities and securities issued by government sponsored enterprises which are neither guaranteed nor insured by the U.S. government. The securities in the debt portfolio will have a maturity approximately equal to the period remaining in the Warranty Period.

WHO IS THE FUND DESIGNED FOR? The Fund may be an appropriate investment for you if you:
o     Have an investment time horizon of at least 7 years (measured from the beginning of the Warranty Period)

o     Seek potential for growth but are concerned about capital preservation
o     Want a professionally managed and diversified portfolio
o     Are not seeking current income through cash dividends

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager, either in its capacity as the Fund's investment manager or in its capacity as the
Underlying Fund's investment manager, will cause the Fund to underperform other funds having a similar objective.

      The principal risks of an investment in the Fund during the Warranty
Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks (indirectly through investment in the Underlying Fund) and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

      To obtain the benefits of the Financial Warranty, the Fund expects to comply with certain investment limitations established by the Warranty
Agreement. If the Fund or the Manager chooses not to comply with those investment limitations because it determines that such non-compliance would be in the shareholder's best interests, the Warranty Provider may exercise its rights to have more of the Fund's assets invested in the debt portfolio
(including a complete and irreversible allocation to the debt portfolio) or could terminate the Financial Warranty.

      As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go down. Although the Fund will seek to return a shareholder's Warranty Amount at the end of the Warranty Period,
the value of the Fund's shares will fluctuate during the Warranty Period and may decline below your original account value. Changes in the value of the
Fund's shares may occur because a particular stock market in which the
Underlying Fund invests is rising or falling or because of the effect of the change on the value of the Fund's debt portfolio in response to interest rate changes. You could lose money by investing in the Fund if you redeem your shares prior to the Maturity Date or if the value of the Fund's investments goes down and the Warranty Provider is unable to meet its obligations under the Financial Warranty. See "The Warranty Agreement and the Financial
Warranty" on pages 22-24 for further information about the Warranty Agreement and the circumstances under which the Financial Warranty may be terminated.

      The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually.
Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other sources.
Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Warranty Amount.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Underlying Fund currently invests a substantial portion of its assets in common stocks, the value of the Underlying Fund's portfolio and therefore the Fund's equity portfolio will be affected by changes in the stock markets. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the
Underlying Fund's portfolio securities change. The corresponding effect on the net asset value of the Fund will depend on the percentage of the Fund's assets allocated to shares of the Underlying Fund.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Underlying Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Underlying Fund currently invests substantial amounts in large companies, but may buy securities of small- and medium-size companies, which may have more volatile prices than stocks of large companies.
Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      At times, the Underlying Fund's emphasis of its investments in a particular industry may differ compared to the weighting of that industry in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index"),
which the Underlying Fund uses as a performance benchmark. To the extent that the Underlying Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INTEREST RATE RISK. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these price fluctuations is generally greater for debt securities having longer maturities and for zero coupon securities.

      The Fund buys zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes. Their prices may go up or down more than the prices of other types of debt securities in response to interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.
Securities, including zero-coupon securities, directly issued by the U.S.
Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association and the Federal Home Loan Bonds, are neither guaranteed nor insured by the U.S. government and thus may experience greater credit risk than other types of U.S. government securities.

RISKS ASSOCIATED WITH THE FINANCIAL WARRANTY. Although neither the Warranty
Provider nor any other person (including the Manager, its affiliates or the
United States government) has guaranteed the performance of the Fund, the
Fund has entered into the Warranty Agreement with the Warranty Provider to try to make sure that on the Maturity Date shareholders will be able to redeem their shares of the Fund at their Warranty Amount. The Financial
Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. As described above, shareholders could lose money if the Warranty Provider fails to or is unable to perform its obligations under the Warranty Agreement.

      The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc., the
United States government, the Manager, or any other entity or person. The lack of a guarantee of the Warranty Provider's obligations under the Warranty
Agreement presents some risk to shareholders if the Warranty Provider fails to or is unable to honor its obligations to the Fund on the Maturity Date under the Warranty Agreement.

      The Warranty Agreement may be terminated by the Warranty Provider in certain circumstances, as discussed in "The Warranty Agreement and the
Financial Warranty," on pages 22-24. In such event, shareholders will not receive the Warranty Amount but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the
Warranty Amount. Shareholders may receive less than their Warranty Amount in certain other circumstances as well. For example, the Warranty Agreement requires the Manager to make payments to the Warranty Provider upon the happening of certain specified events. If the Manager fails to make a required payment, the Warranty Provider may reduce its obligations under the
Financial Warranty. As a result, a shareholder's Warranty Amount may be reduced.

      In addition, the Manager has contractually agreed to reduce its management fee for the remainder of the Warranty Period in the event that the
Fund becomes completely and irreversibly invested in the debt portfolio to the extent necessary so that total annual operating expenses of the Fund are limited to certain agreed amounts (as described under "Advisory Fees" on page
27) for each share class (excluding Extraordinary Expenses and certain other expenses). However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Under such circumstances, the aggregate Warranty Amount will be reduced by the portion of the Fund's annual operating expenses that exceed these limits.

      Furthermore, a shareholder's Warranty Amount per share will be reduced by the shareholder's proportionate share of any Extraordinary Expenses incurred by the Fund, by any shortfall amount resulting from the negligence of the Manager, by dividends and distributions paid in cash, and by redemption of Fund shares during the Warranty Period. If any of those were to occur, the shareholder will receive less than the shareholder's original
Warranty Amount on the Maturity Date. The Manager will not be responsible to the Fund for a reduction in the Warranty Amount due to an Extraordinary
Expense or other shortfall resulting from the Manager's negligent acts.

INVESTMENT RESTRICTIONS UNDER WARRANTY AGREEMENT. To avoid losing the benefits of the Financial Warranty, the Fund must satisfy conditions of the
Warranty Agreement that require the Manager to make investment allocation decisions based on a mathematical formula (the "Warranty Formula") that limits the amount of the Fund's assets that may be allocated to the equity portfolio. This limitation is designed to reduce, but does not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Warranty Amount on the Maturity Date.
Accordingly, the Warranty Agreement could limit the Manager's ability to respond to changing market conditions during the Warranty Period. If the
Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty
Agreement, the Warranty Provider may terminate the Financial Warranty, exercise its right to instruct the Manager to immediately allocate the Fund's assets to the debt portfolio, deliver to the Fund's custodian (the
"Custodian") pre-signed instructions from the Manager instructing the
Custodian to immediately allocate all of the Fund's assets to the debt portfolio, or change one of the variables in the Warranty Formula to increase the portion of the Fund's assets allocated to the debt portfolio. If the
Warranty Provider were to exercise the right to have all of the Fund's assets invested in the debt portfolio, the Fund's ability to participate in upward equity market movements would be eliminated.

RISK OF DEFAULT. A shareholder's ability to receive the Warranty Amount depends on the financial condition of the Warranty Provider. The Warranty
Agreement is an obligation that runs solely to the Fund, not to the Fund's shareholders, and shareholders would have no recourse against the Warranty
Provider in the event it defaults on its obligation to the Fund. Since the
Financial Warranty is solely an obligation of the Warranty Provider, an investment in the Fund involves a risk of loss if the Warranty Provider is placed in receivership, or is otherwise unable to perform its obligations or defaults on its obligations, if any, to the Fund. In the event of an act of insolvency by the Warranty Provider, the Fund's board of trustees (the
"Board") could take a variety of actions including replacing the Financial
Warranty. However, the Board is under no obligation to replace the Financial
Warranty or otherwise find a substitute provider of principal protection. In each of the above circumstances, shareholders could suffer a loss of principal. No entity or person is obligated to make up any shortfall in the event the Warranty Provider defaults on its obligations to the Fund and the
Fund's assets are insufficient to redeem the Fund's shares for the Warranty
Amount on the Maturity Date. The Warranty Provider may, under certain conditions, assign its obligations under the Warranty Agreement to an affiliate, provided the Warranty Provider's parent company guarantees the obligations of the affiliate. The Warranty Provider may assign its obligations under the Warranty Agreement to a non-affiliate only if the Board and the Manager have consented to such assignment. There is a risk that the substitute Warranty Provider may not have the financial resources to fulfill its obligations under the Warranty Agreement.

      The availability of the Financial Warranty on the Maturity Date is
conditioned upon the Manager and the Fund satisfying their respective obligations under the Warranty Agreement. Should the Manager or the Fund fail to satisfy their respective obligations under the Warranty Agreement, the
Warranty Provider is permitted to terminate the Financial Warranty and thus terminate its obligations to make any payment to the Fund if a shortfall exists on the Maturity Date. In addition, the availability of the Financial
Warranty on the Maturity Date is conditional upon the Manager and the Fund's
Custodian providing certain information to the Warranty Provider. If the
Manager or the Custodian fails to provide such information, the Warranty
Provider may require the Fund to invest exclusively in the debt portfolio, which will eliminate the Fund's ability to participate in upward equity market movements.

RISKS ASSOCIATED WITH ASSET ALLOCATION. At times, the Fund's assets may be largely invested in the debt portfolio in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the debt portfolio, the Fund's exposure to equity markets will decrease and the Fund's performance will be more highly correlated with debt securities. In addition, if during the Warranty Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the debt portfolio. If the value of the shares of the
Underlying Fund were to decline significantly (whether within a short period of time or over a protracted period), a complete and irreversible reallocation to the debt portfolio may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets.
Investment in debt securities during the Warranty Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that invests principally in equity securities. In addition, the terms of the
Warranty Agreement prescribe certain investment parameters within which the
Fund must be managed during the Warranty Period to preserve the benefit of the Financial Warranty. Accordingly, the Warranty Agreement could limit the
Manager's ability to alter the allocation of Fund assets during the Warranty
Period in response to changing market conditions. The terms of the Warranty
Agreement could require the Fund to liquidate an equity position when it otherwise would not be in the shareholders' best interests or at a time when the Manager otherwise would not recommend that the securities be sold.

      The asset allocation process may result in additional transaction costs. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate may increase the Fund's transaction costs, which would adversely affect performance. Also, you may receive taxable gains from portfolio transactions by the Fund, whether you take payment in cash or reinvest them to purchase additional Fund shares.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund, particularly if the financial condition of the Warranty Provider deteriorates and it is unable to make a payment to the Fund, if necessary, under the Financial Warranty. You could lose money if, among other reasons, the Fund incurs Extraordinary
Expenses as described on page 11 or is liquidated prior to the Maturity Date, or if you redeem your shares prior to the Maturity Date and the Fund's net asset value is less than the Warranty Amount on the date of redemption. It is possible that the Warranty Provider will not be able to satisfy its obligations under the Warranty Agreement as of the Maturity Date or that the
Manager or the Fund will not be able to satisfy their respective obligations under the Warranty Agreement. As a result, the Fund may not be able to redeem your shares for the Warranty Amount on the Maturity Date, and the value of your shares on the Maturity Date may be more or less than your Warranty
Amount. There is no assurance that the Fund will achieve its investment objective.

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The life of the Fund is divided into three phases: an Offering Period (which has ended), a Warranty Period and a Post-Warranty Period.
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Warranty Period. The Warranty Period began August 5, 2003, the third business day after the end of the Offering Period, and will run through August 5,
2010, or if that day is not a business day, the first business day thereafter
(previously defined as the "Maturity Date"). During the Warranty Period, the
Fund will not accept purchase orders for Fund shares, except for reinvestment of dividends and distributions.

      If you maintain your investment in the Fund through the Maturity Date, do not redeem any shares, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the Maturity Date for the greater of the then-current net asset value of your shares or your Warranty
Amount. A transfer or re-registration of existing shares during the Warranty
Period that does not result in an increase in Fund shares that are issued and outstanding will not interrupt the seven year period calculated to determine the Warranty Amount. Shareholders must redeem their shares in the Fund on, and only on, the Maturity Date (August 5, 2010) to ensure that they receive the greater of the then-current net asset value of the Fund or their Warranty
Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice reminding them that shares must be redeemed on the Maturity Date to receive the full benefit of the Financial Warranty. In the event there is a shortfall on the Maturity Date, each redeeming shareholder will be entitled to redemption proceeds that include a pro rata allocation of any payments made to the Fund by the Warranty Provider. Shareholders who remain invested in the Fund past the Maturity Date will also receive the benefit of a pro rata allocation of any shortfall payments made by the Warranty Provider, if any, on the Maturity Date. However, after the Maturity Date shares of the
Fund will not be protected by the Financial Warranty, will be subject to market fluctuations, and will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

      The Fund never restricts your ability to redeem your shares. However, shareholders who do not reinvest their distributions or dividends will reduce their Warranty Amount and shareholders who redeem prior to the Maturity Date will bear the cost of the Warranty Agreement without receiving any corresponding benefit. As explained in the examples on pages 24-26, if you reinvest your dividends and distributions, the number of shares you own in the Fund will increase at each date on which a dividend or distribution is effective and the corresponding Warranty Amount per share decreases so that your overall Warranty Amount does not change. Therefore, if you fail to reinvest the Fund's dividends or distributions or you redeem Fund shares, your overall Warranty Amount will decrease because you will have fewer shares multiplied by the applicable Warranty Amount per share. See "How is the
Warranty Amount Determined?" for further information. Shareholders (other than certain retirement plans) are subject to income taxes on distributions from the Fund whether they take payment of distributions in cash or reinvest them to purchase additional Fund shares.

      If the Fund incurs certain Extraordinary Expenses or if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner, your Warranty Amount also will be reduced by the proportionate amount of the Extraordinary Expenses or the amount of the payment which the Manager failed to make.

      "Extraordinary Expenses" means any Fund fees and expenses that are not incurred or accrued in the ordinary course of the Fund's business (including for example, all costs of defending or prosecuting any claim, or litigation, to which the Fund is a party, together with any amounts in judgment, settlement or indemnification expense incurred by the Fund or any other non-recurring, non-operating expenses). If the Fund's assets are invested completely and irreversibly in the debt portfolio, Extraordinary Expenses will also include any Fund fees and expenses incurred in excess of the Fund's expense limits whether or not incurred in the ordinary course of the Fund's business. Those expense limits are 1.30% for Class A shares, 2.05% for Class
B shares, 2.05% for Class C shares and 1.55% for Class N shares. The Fund will invest its assets completely and irreversibly in the debt portfolio if the Warranty Formula provides for such allocation or if, under the terms of the Warranty Agreement, the Warranty Provider exercises its right to instruct the Manager to allocate the Fund's assets to the debt portfolio, or deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the Custodian to immediately allocate all of the assets of the Fund to the debt portfolio.

Post-Warranty Period. On and after the Maturity Date, you can redeem your shares or exchange your shares for shares of the same class of another
Oppenheimer fund that offers an exchange privilege. The value of your shares on the Maturity Date will be the greater of (i) the then-current net asset value of the Fund or (ii) the Warranty Amount. Because the benefits of the
Warranty Agreement terminate after the Maturity Date, the entire amount of your investment in the Fund following the Maturity Date will be subject to market risk.

      If after the Maturity Date shares of the Fund remain issued and outstanding, the Board may elect at the recommendation of the Manager and without shareholder approval (1) to have the Fund redeem all issued and outstanding shares and then terminate the Fund, (2) to merge the Fund into the Underlying Fund, or (3) to continue the existence of the Fund.
Shareholders who continue their investment in the Fund after the Maturity
Date will receive prior notice of the Board's decision. If the Board chooses to have the Fund redeem all issued and outstanding shares and terminate the
Fund, those remaining shareholders will receive the then-current net asset value, which may be more or less than their Warranty Amount. If the Board chooses to continue the existence of the Fund during the Post-Warranty
Period, then the Fund's investment objectives will be changed by the Board to the single objective of seeking high total return and the Fund's name will change to an appropriate name as determined by the Board. To achieve that objective, the Fund may invest its assets during the Post-Warranty Period primarily in shares of the Underlying Fund, common stocks of U.S. companies of different capitalization ranges, and debt securities, such as bonds and debentures. The Manager will sell a portfolio security during the
Post-Warranty Period if it determines that the security will not provide the return anticipated. During the Post-Warranty Period, the Fund's shares will be offered on a continuous basis. Shareholders will not have the benefit of the Financial Warranty during the Post-Warranty Period.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any person.
------------------------------------------------------------------------------

The Fund's Past Performance

Please remember that the Fund is intended to be a long-term investment and that performance results are historical, and that past performance
(particularly over a short-term period) is not predictive of future results.
Because the Fund may invest a significant amount of its assets in Class Y shares of the Underlying Fund, financial information about Class Y shares of the Underlying Fund is included beginning on page 47 of this Prospectus. That information is not intended to predict the performance of the Fund. The
Fund's performance will differ from the performance of the Underlying Fund.

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) for the full calendar year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2006 through September 30, 2006, the cumulative return (not annualized) before taxes for Class A shares was 7.28%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.32% (4th  Qtr 04) and the lowest return (not annualized) before taxes for a calendar quarter was -2.36% (1st
Qtr 05).

---------------------------------------------------------------------------------

Average Annual Total Returns                 1 Year              5 Years
for the  periods  ended  December  31,                    (or life of class, if
2005                                                              less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares (inception June 2,

2003)                                        -2.83%               5.14%
  Return Before Taxes                        -3.13%               4.70%
  Return After Taxes on Distributions
  Return After Taxes on Distributions        -1.83%               4.15%
  and Sale of Fund Shares

---------------------------------------------------------------------------------

S&P 500 Index (reflects no deduction         4.91%              12.52%(1)
for fees, expenses or taxes)

---------------------------------------------------------------------------------

Class B Shares (inception June 2,            -2.59%               5.77%

2003)
---------------------------------------------------------------------------------

Class C Shares (inception June 2,            1.37%                6.82%

2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception June 2,            2.02%                7.41%

2003)
---------------------------------------------------------------------------------
   From 5/31/03.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of  5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 3% (life of class); and
for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S.
equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and for the
Financial Warranty. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. The fees for the Fund may be higher than fees paid by other mutual funds which do not offer principal protection. In addition, the Fund, and therefore its shareholders, will indirectly bear its pro rata share of the expenses of the Underlying Fund. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. "Other Expenses" and "Total
Annual Operating Expenses" are based on the Fund's expenses during its fiscal year ended August 31, 2006.

Shareholder Fees (charges paid directly from your investment):
---------------------------------------------------------------------------------
                                           Class A  Class B    Class C  Class N
                                            Shares    Shares    Shares   Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on              5.75%      None      None     None
purchases (as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering                                   None(1)    5%(2)     1%(3)    1%(4)
price or redemption proceeds)
---------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------
                                          Class A   Class B  Class C   Class N
                                           Shares   Shares(5) Shares    Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Management Fees(6)                          0.06%    0.06%     0.06%     0.06%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees    0.25%    1.00%     1.00%     0.50%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Warranty Fee(7)                             0.60%    0.60%     0.60%     0.60%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses(8)                           0.12%    0.12%     0.11%     0.05%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses             1.03%    1.78%     1.77%     1.21%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Underlying Fund Operating Expenses          0.47%    0.47%     0.47%     0.47%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Fund and Underlying Fund       1.50%    2.25%     2.24%     1.68%
Operating Expenses(9)

---------------------------------------------------------------------------------

Expenses may vary in future years.

"Total Annual Operating Expenses" include the fees directly incurred by the
Fund and the "Underlying Fund Operating Expenses" include the fees indirectly incurred by the Fund through its investment in shares of the Underlying Fund.
 The expenses of the Underlying Fund are based on the net annual expense ratio, after giving effect to any waivers or reimbursements, of the
Underlying Fund for its last fiscal year. In addition, any material changes to the Fund's asset allocation in the Underlying Fund during the Fund's current fiscal year could increase or decrease the "Underlying Fund Operating
Expenses."

1. A contingent  deferred sales charge may apply to redemptions of investments of $1  million  or more of  Class A  shares.  See  "How to Sell  Shares  - How
Contingent Deferred Sales Charges Affect Redemptions" for details.
2.  Applied  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales charge  gradually  declines from 5% to 1% in years one through six and is eliminated after that.
3. Applied to shares redeemed within 12 months of purchase.
4. A contingent deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.
5. Class B shares automatically convert to Class A shares 88 months after purchase.

6. Under the investment advisory agreement, the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fee will not be reduced below zero. The Manager has contractually agreed to further reduce its management fee to 0.25% of average annual net assets for the remainder of the Warranty Period in the event that 100% of the
Fund's assets are completely and irreversibly invested in the debt portfolio to the extent necessary so that total annual operating expenses of the Fund
(other than Extraordinary Expenses such as litigation costs) do not exceed
1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if the Fund's total annual operating expenses exceed those limits while the Fund's assets are completely and irreversibly allocated to the debt portfolio, the Warranty Amount will be reduced by the portion of the Fund's total annual operating expenses" that exceeds those limits. The Manager has voluntarily agreed to waive its management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. The Manager may amend or terminate that voluntary undertaking at any time.
7. If the Fund becomes completely and irreversibly invested in the debt portfolio, the Warranty Fee payable by the Fund to the Warranty Provider under the Warranty Agreement will decrease to 0.35% per annum.
8. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35%
of average daily net assets per fiscal year for all classes. That voluntary undertaking may be amended or withdrawn at any time. No transfer agent fees were waived or reimbursed under this arrangement during the Fund's last fiscal year.
9. The Manager has voluntarily agreed to reimburse the Fund for certain expenses of the Underlying Fund, other than advisory fees paid to the Manager by the Underlying Fund, relating to the Fund's assets invested in the
Underlying Fund. For the fiscal year ended August 31, 2006, following this reimbursement, the Fund's actual "Total Annual Fund and Underlying Fund
Operating Expenses" as a percentage of daily net assets were 1.47% for Class
A shares, 2.22% for Class B shares, 2.21% for Class C shares, and 1.65% for
Class N shares. The amount of this expense reimbursement is based on the percentage allocation of the Fund's assets in shares of the Underlying Fund and will fluctuate as the allocation changes. The Manager may amend or withdrawal that voluntary undertaking at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples are based on the "Total Annual Fund and Underlying Fund Operating
Expenses" shown in the table above, and assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:*          1 Year      3 Years     5 Years    10 Years

--------------------------------------------------------------------------------

Class A Shares                     $720       $1,025      $1,352      $2,275

--------------------------------------------------------------------------------

Class B Shares                     $731       $1,011      $1,418     $2,331**

--------------------------------------------------------------------------------

Class C Shares                     $330        $708       $1,213      $2,603

--------------------------------------------------------------------------------

Class N Shares                     $272        $534        $920       $2,003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

If shares are not redeemed:*      1 Year      3 Years     5 Years    10 Years

--------------------------------------------------------------------------------

Class A Shares                     $720       $1,025      $1,352      $2,275

--------------------------------------------------------------------------------

Class B Shares                     $231        $711       $1,218     $2,331**

--------------------------------------------------------------------------------

Class C Shares                     $230        $708       $1,213      $2,603

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                     $172        $534        $920       $2,003

--------------------------------------------------------------------------------

*In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
**Class B expense for years 8 through 10 are based on Class A expenses because Class B shares automatically convert to Class

A 88 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's assets among the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula, which is a mathematical formula intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Statement of Additional Information
contains more detailed information about the Fund's investment policies and risks.

Investment in Shares of Oppenheimer Main Street Fund(R). The Fund invests most of the equity portfolio in Class Y shares of Oppenheimer Main Street
      Fund(R)(the "Underlying Fund"). The Underlying Fund seeks high total return, by investing mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large capitalization issuers. It also can buy debt securities, such as bonds and debentures but does not currently emphasize these investments. The portfolio managers of the Underlying Fund use a variety of proprietary quantitative models to rank stocks on the basis of valuation, momentum and investor psychology, fundamental research about particular industries and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

      o  Multi-factor quantitative models: The Underlying Fund uses both "top down" and "bottom up" models. The "top down" models are primarily used to help the portfolio managers of the Underlying Fund determine its market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The "bottom up" models help the portfolio managers identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.
      o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
      o  Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

      The portfolio managers of the Underlying Fund emphasize wide diversification. The allocation of the Underlying Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Underlying Fund's portfolio might not always include all of the different types of investments described below.

Stock Investments. The Underlying Fund currently invests mainly in common stocks. The Underlying Fund currently focuses on securities of issuers that have large capitalizations. Historically the prices of securities of large capitalization issuers have tended to be less volatile than those of smaller issuers. However, the Underlying Fund can buy stocks of issuers in all capitalization ranges. "Capitalization" refers to the market value of all of the issuer's outstanding common stock.
Debt Securities. The mix of equities and debt securities in the Underlying
      Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions. The Underlying Fund currently does not emphasize investment in debt securities. The
      Underlying Fund's investments in debt securities can include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National
      Mortgage Association and the Federal Home Loan Bonds, are neither guaranteed nor insured by the U.S. government and thus may experience greater credit risk than other types of U.S. government securities.
      They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Underlying Fund's net asset values.

      The debt securities the Underlying Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc.
      or Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

o     Special Credit Risks of Lower-Grade Securities. The Underlying Fund can
               invest
         up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds." These are securities rated below "Baa" by
         Moody's Investors Service, Inc. or "BBB" by Standard & Poor's
         Ratings Service or have similar ratings by other ratings
         organizations, or, if unrated, assigned a comparable rating by the
         Manager. However, the Underlying Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

         Debt securities below investment grade, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due. These risks mean that the
         Underlying Fund's net asset value per share could be affected by declines in value of these securities.
Risks of Foreign Investing. The Underlying Fund can buy securities of companies or governments in any country, developed or underdeveloped.
      While there is no limit on the amount of the Underlying Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Underlying Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S.
      dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which
      U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if the Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the fund to
      "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York
      Stock Exchange (the "NYSE") that day, when the Underlying Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
      Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.
Other Equity Securities. Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they can be sold publicly. The Underlying Fund will not invest more than 10%
      of its net assets in illiquid or restricted securities. The Underlying
      Fund's Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Derivative Investments. The Underlying Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on
      (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Underlying Fund might use may be considered
      "derivative" investments. The Underlying Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Underlying Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the
      Manager expected it to. As a result of these risks the Underlying Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the
      Underlying Fund's share prices could fall. Certain derivative investments held by the Underlying Fund might be illiquid.
   o  Hedging. The Underlying Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."
      Some of these strategies would hedge the Underlying Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Underlying Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Underlying Fund's return.

Investments in Oppenheimer Institutional Money Market Fund. The Fund
     can invest its free cash balances in the Class E shares of
     Oppenheimer Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional
     Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment
     Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market
     instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the Oppenheimer Institutional Money Market Fund's Class E
     expenses, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the
     Fund's share of the advisory fee paid by the Oppenheimer
     Institutional Money Market Fund.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Underlying Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with its principal investment strategies. Generally, they would be money market instruments, U.S.
      government securities, highly-rated commercial paper, or repurchase agreements. The Underlying Fund may also hold these types of securities pending the investment of proceeds from the sale of Underlying Fund shares or portfolio securities or to meet anticipated redemptions of
      Underlying Fund shares. To the extent the Underlying Fund invests defensively in these securities, it may not achieve its investment objective.
      For more information about the types of securities the Underlying Fund may invest in, you can request a prospectus of Oppenheimer Main Street
      Fund by calling the toll-free number listed on the back cover of this
      Prospectus.

Loans of Portfolio Securities. The Underlying Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by the Underlying Fund's Board.
      The Underlying Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan Chase") for that purpose.
      Under the agreement, the Underlying Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Underlying Fund's policies and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Underlying Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the
      Underlying Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The
      Underlying Fund may also lose money if the value of the investments purchased with cash collateral decreases.

INVESTMENT IN DEBT SECURITIES. During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances the Fund may invest all of its assets, in U.S. government securities having a maturity approximately equal to the period remaining in the Warranty Period.

U.S. Government Securities. U.S. government securities the Fund buys will consist of non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S. government or of any of the following U.S. government agencies: Federal National Mortgage
      Association, Federal Home Loan Mortgage Corporation, Federal Home Loan
      Bank, Resolution Funding Corporation, Financing Corporation and
      Tennessee Valley Authority, provided such securities are rated no less than "AAA" by Standard & Poor's Rating Services or "Aaa" by Moody's
      Investors Service, Inc. Securities issued by the Federal Home Loan
      Mortgage Corporation, the Federal National Mortgage Association and the
      Federal Home Loan Banks are neither guaranteed nor insured by the U.S.
      government.
o     U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
      Treasury bonds (having maturities of more than ten years when issued).
      Treasury securities are backed by the full faith and credit of the
      United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been
      "stripped" of their coupons and zero-coupon securities described below.
o     Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and
      mortgage-related securities that have different levels of credit support from the U.S. government. Government National Mortgage
      Association ("Ginnie Mae") pass-through mortgage certificates, for example, are supported by the full faith and credit of the U.S.
      government.
Zero-Coupon Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. The Fund can invest up to 100%
      of its assets in zero-coupon U.S. government securities. They are issued at a substantial discount from their face value. Because zero-coupon securities have no reinvestment risk if held to maturity, they are more appropriate than coupon-paying securities for seeking to ensure that the Fund has a certain amount of assets at the end of a set period of time. Zero-coupon securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. The Fund will not purchase zero-coupon securities in the form of collateralized mortgage obligations.
Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. government and its agencies, and certain short-term demand and time deposits in, certificates of deposit of and bankers' acceptances issued by certain
      U.S. depository institutions or trust companies, and certain commercial paper having a maturity of not more than 180 days, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the
      Fund ordinarily uses them for liquidity and cash management purposes or for defensive purposes when market conditions are unstable.
Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and will likely have a high portfolio turnover rate. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of the
      Prospectus shows the Fund's portfolio turnover rate during the past fiscal year.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 331/3% of its net assets, in accordance with policies approved by the Board. The Fund has entered into a securities lending agreement with JP Morgan Chase for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations. JP Morgan Chase has agreed to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
      If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

ASSET ALLOCATION. The Manager allocates the Fund's assets between the equity portfolio (shares of the Underlying Fund) and the debt portfolio (consisting of U.S. government securities, including zero coupon bonds and certain securities guaranteed by certain U.S. government agencies and instrumentalities) based upon the Warranty Formula. The Manager evaluates the relative allocation between the equity portfolio and debt portfolio daily and makes any necessary adjustments to the Fund's portfolio. The Warranty Formula may allocate between 0% to 100% of the Fund's assets to the equity portfolio.
The allocation during the Warranty Period will fluctuate in response to changes in the securities markets. Factors reflected in the asset allocation methodology include, but are not limited to:
o     The market value of the Fund's assets as compared to the Warranty Amount
o     The prevailing level of interest rates
o     Equity market volatility
o     The length of time remaining until the Maturity Date

      Under the terms of the Warranty Agreement, the Fund may be required in certain limited circumstances, including a material decline in the value of the Fund's assets relative to the Warranty Amount or a breach by the Fund or the Manager of its obligations under the Warranty Agreement, to invest all or a substantial portion of its assets in U.S. government securities (as well as cash and cash equivalents to the extent necessary to meet redemption requests and Fund expenses) or in zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests and Fund expenses).

      Specifically, situations where the Warranty Provider can require the
Fund to invest all of its assets in the debt portfolio include:
o     if the Fund issues additional shares during the Warranty Period in violation of the Warranty Agreement;
o     if the Fund invests in securities other than as permitted in this
         Prospectus or uses leverage in violation of the Financial Warranty
         Agreement;
o     if the Fund's investment in the equity portfolio on any given day exceeds certain limitations as established by, or the Fund fails to allocate assets pursuant to, the Warranty Formula;
o     if the Fund fails to comply with the expense limitations imposed on the
         Fund if it is required to invest completely and irreversibly in the debt portfolio;
o     if the Fund fails to pay the Warranty Agreement fee when due;
o     if the investment advisory agreement with the Manager is terminated and the successor investment adviser is not acceptable to the Warranty
         Provider;
o     if the Manager fails to manage the Fund in accordance with its objectives, policies and strategies;
o     if the Manager, the Fund or the Custodian fails to provide the Warranty
         Provider with certain information necessary for it to monitor the
         Fund's compliance with the Warranty Agreement;
o     if representations or warranties made by the Manager or the Fund in certain agreements and documents were incorrect or misleading when made;
o     if the Manager, the Fund or the Custodian fails to perform any obligation or breaches any covenant under the Warranty Agreement or other related agreements and such failure could have an adverse effect on the Warranty Provider (including a change to the Fund's investment objective or any material change to the Fund's investment policies or strategies without the Warranty Provider's prior written consent, even where such change is in the Fund's and the
         shareholders' best interest);
o     if the commencement of any proceeding in a federal, state or local court which if adversely determined, could have an adverse effect on the Manager or the Fund;
o     if an action or proceeding is commenced to place the Fund or the
         Manager in receivership or bankruptcy; or
o     if any governmental or regulatory action limits, suspends, or terminates the rights, privileges or operation of the Manager or the
         Fund that could adversely affect the Manager or the Fund.

      Under the Warranty Agreement, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the Fund may invest its assets. The Fund's holdings of cash and cash equivalents will generally be limited to an amount necessary to meet anticipated expenses and redemptions.

      The Warranty Formula may require the Fund to have a higher portfolio turnover rate as compared to other mutual funds.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

The Warranty Agreement and the Financial Warranty

The Fund has entered into the Warranty Agreement to help make sure that on the Maturity Date each shareholder will be entitled to redeem his or her shares for an amount not less than the Warranty Amount, i.e., the initial value of that shareholder's account on the second business day after the end of the Offering Period (including any net income earned by the Fund during the Offering Period and the two business days subsequent thereto, but reduced by any adjustments the Warranty Provider is permitted to make under the
Warranty Agreement and less sales charges and Extraordinary Expenses and a proportionate reduction for dividends and distributions paid in cash and shares redeemed). Certain calculations under the Warranty Agreement
(including the calculation of any shortfall) will be performed by an affiliate of the Warranty Provider as calculation agent.

      The Warranty Agreement requires the Manager to comply with certain investment parameters in an attempt to limit the Fund's risk. These investment parameters are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Warranty Amount on the Maturity Date. If the Fund fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the
Warranty Provider may terminate its Financial Warranty in the following limited circumstances:

o     if the Fund liquidates, is merged, reorganizes or sells all or substantially all of its assets;
o     if the Manager ceases to be the adviser of the Fund and any successor adviser is not acceptable to the Warranty Provider;
o     if under the terms of the Warranty Agreement, the Manager or the
      Custodian is required to allocate all of the Fund's assets to the debt portfolio and fails to do so within a reasonable time;
o     if the Custodian agreement is amended so that the  Custodian or successor custodian is no longer obligated or does not agree to provide the Warranty Provider with certain information regarding the Fund's portfolio as required by the Warranty Agreement;
o     if the conditions precedent to the Warranty Provider's issuance of the
      Financial Warranty have not been met under the terms of the Warranty
      Agreement;
o     if the Manager fails to pay to the Warranty Provider a shortfall amount resulting from the negligence, recklessness, bad faith, willful misconduct or fraud of the Manager;
o     a determination of negligence, recklessness, fraud, bad faith or willful misconduct on the part of the Manager or the Fund under the
      Warranty Agreement and related agreements by a court of competent jurisdiction or a board of arbitration;
o     if the Manager fails to provide the Warranty Provider with information regarding the Underlying Fund in certain circumstances;
o     if the Manager does not manage the assets of the Fund in accordance with the Fund's objective, policies and strategies;
o     if the Trust establishes another series other than this Fund during the
      Warranty Period; or
o     if the Manager fails to provide certain instructions and information to, and cooperate with, the Custodian in the event that the Warranty
      Provider has exercised its right to deliver pre-signed instructions from the Manager to the Custodian instructing the Custodian to invest all of the Fund's assets in the debt portfolio.

      If the Fund receives notice of termination from the Warranty Provider, the Fund will promptly notify shareholders of such termination.

      The Warranty Provider (or its affiliate) may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the
Warranty Provider and not the Fund's shareholders. In monitoring the Fund's compliance, the Warranty Provider (or its affiliate) will rely predominantly on information provided by the Fund, the Manager and the Custodian.

      The Fund and the Manager may terminate the Warranty Agreement if the
Warranty Provider becomes insolvent or if the Warranty Provider ceases to be
"well capitalized" within the meaning of the capital maintenance regulations of the Federal Deposit Insurance Corporation.

      The Fund will pay to the Warranty Provider, under the Warranty
Agreement, an annual fee equal to 0.60% of the average daily net assets of the Fund during the Warranty Period. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the
Warranty fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to his or her Warranty Amount (a "Shortfall"), the Warranty
Provider will pay to the Fund an amount sufficient to make sure that each shareholder's account can be redeemed on the Maturity Date for an amount equal to his or her Warranty Amount. The amount of any Shortfall required to be paid by the Warranty Provider will be less if the Warranty Amount is reduced. The Warranty Amount will be reduced by (i) the amount of any dividends and distributions taken in cash rather than reinvested in additional shares of the Fund; (ii) the value of any shares redeemed; (iii)
the shareholder's pro rata portion of the amount of any Extraordinary
Expenses or any expenses incurred by the Fund in excess of the expense limits described under "Warranty Period" on pages 10-11; (iv) the shareholder's pro rata portion of the value of any shares issued by the Fund during the
Warranty Period other than in connection with the reinvestment of dividends and distributions; (v) the amount of any increase in the Warranty Amount per share as a result of changes in accounting practices for the Fund, corporate actions or certain other events; and (vi) if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner, the amount of the payments the Manager failed to make (on a pro rata basis).

      A shareholder's ability to receive his or her Warranty Amount depends on the financial condition of the Warranty Provider. If the Warranty Provider becomes insolvent or its credit deteriorates substantially, payment under the
Financial Warranty may not be made or may become unlikely. In such event, the
Board could take a variety of actions, including replacing the Financial
Warranty or liquidating the Fund. In such circumstances, shareholders could suffer a loss of principal. The Board is under no obligation to replace the
Financial Warranty. If it does so, the fee charged by any replacement warranty provider may be higher or lower than the fee charged by the Warranty
Provider. If the Board were to determine that liquidation of the Fund during the Warranty Period is in the shareholders' best interests, the Warranty
Agreement would automatically terminate upon such liquidation and the
Warranty Provider would have no obligations to make a payment to the Fund. In that event neither the Manager nor any other person would be liable to make a payment to the Fund to provide shareholders with their Warranty Amount. Upon liquidation, shareholders would receive the then-current net asset value of their Fund account, which may be less than the Warranty Amount they would have received on the Maturity Date.

      The Warranty Agreement may be amended with the prior consent of the
Warranty Provider, the Fund and the Manager. Therefore, material changes to the Warranty Agreement may be made without shareholder approval, even to the extent such change could have a direct or indirect impact on a shareholder's investment in the Fund. Any material amendments to the Warranty Agreement will be disclosed in amendments to this Prospectus.

      The Fund will provide you with a copy of the most recent audited annual or unaudited quarterly financial statements of the Warranty Provider, free of charge, upon your request. To receive a copy of these financial statements, please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this Prospectus.

HOW IS THE WARRANTY AMOUNT DETERMINED?

Example.* Assume you have $20,000 to invest in Fund shares. Assume that you decided to purchase Class A shares and the public offering price is $10.61 per share (initial net asset value of $10.00 per share plus a sales load of
5.75%). After deducting your sales load of 5.75%,
$18,850.14 will be invested in Fund shares and you will have 1,885.01 shares in your account. Your initial Warranty Amount will be $18,850.14.

* Figures used in the example have been rounded to the nearest hundredth.

The full amount of your investment will not receive the benefit of the
Financial Warranty. Rather, the Financial Warranty protects only the amount invested, as reduced by any adjustments to the Warranty Amount by the
Warranty Provider permitted under the Warranty Agreement and less any sales charges and your proportionate share of certain Extraordinary Expenses, and reduced proportionately for any dividends paid in cash or redemption of shares.

Redemption of shares during the Warranty Period will decrease the Warranty
Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then-current Warranty
Amount per share, thereby reducing the overall Warranty Amount for the shareholder. A redemption made from the Fund prior to the Maturity Date will be made at the Fund's then-current net asset value per share, less any applicable deferred sales charge, which may be higher or lower than the
Warranty Amount per share.

The Warranty Amount per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total
Warranty Amount will remain the same because he or she will hold a greater number of shares at a reduced Warranty Amount per share following payment of a dividend or distribution. The result is to preserve the total Warranty
Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Warranty Amount per share following payment of a dividend or distribution. This will reduce the Warranty Amount to which such shareholder was entitled before the dividend or distribution was made.

Example 1. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is effective. Although the number of shares in your account increases, and the Warranty Amount per share decreases, your overall Warranty
Amount does not change. Using our example, assume it is now December 30, 2006 and the Fund makes effective a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 30,
2006.

To recalculate your Warranty Amount per share:
1.    Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,885.01 shares by $0.15 per share to arrive at $282.75.
2.    Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $282.75 divided by
         $11.25 equals 25.13 additional shares.
3.    Adjust your account for your additional shares. Add 1,885.01 and 25.13 to arrive at your new share balance of 1,910.14.
4.    Determine your new Warranty Amount per share. Take your original
         Warranty Amount and divide by your new share balance. Using our example, divide $18,850.14 by 1,910.14 shares to arrive at the new
         Warranty Amount per share of $9.87.
5.    Your Warranty Amount still equals $18,850.14.

      If you do not reinvest your dividends and distributions in additional shares of the Fund, your Warranty Amount will be reduced with the same effect as if you had reinvested such dividends and distributions and then immediately redeemed them.

Example 2. Assume you elect to receive Fund dividends and distributions in cash. On each date on which a dividend or distribution is effective, the number of shares you own in the Fund will remain the same and the Warranty
Amount per share will decrease resulting in your overall Warranty Amount declining. Using our example, assume it is now December 30, 2006 and the Fund makes effective a dividend of $0.15 per share. Also assume that the net asset value is $11.25 per share at the end of the day on December 30, 2006.

      To recalculate your Warranty Amount per share:
1.    Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we multiply
         1,885.01 shares by $0.15 per share to arrive at $282.75. If you reinvested the distribution, you would have received 25.13 additional shares for a total of 1,910.14 shares. However, because you will receive this amount in cash rather than additional Fund shares, the number of Fund shares you own remains at 1,885.01.

2.    Determine your new Warranty Amount per share. Take your original
         Warranty Amount and divide by the number of shares you would have had if you reinvested the distribution. Using our example, divide
         $18,850.14 by 1,910.14 shares to arrive at $9.87 per share.

3.    Multiply $9.87 by the number of shares you actually own (1,885.01) to arrive at your new Warranty Amount of $18,605.05.

      Although shareholders can perform this calculation themselves, the Fund will recalculate the Warranty Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculation, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

      See "Dividends, Capital Gains and Taxes" for additional details regarding the Financial Warranty.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., referred to as the Manager, serves as
Investment Adviser to the Fund and to the Underlying Fund. The Manager
chooses the Fund's investments and handles its day-to-day business. The
Manager carries out its duties, subject to the policies established by the
Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

            The Manager has been an investment advisor since 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $220 billion in assets as of September 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager a managment fee at an annual rate of 0.50% per annum of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fee shall not be reduced below zero. That fee will apply during the
      Warranty Period and the Post-Warranty Period. If during the Warranty
      Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the advisory fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed
      1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits.
      Furthermore, if expenses exceed these expense limits, the Warranty
      Amount will be reduced by any expenses that exceed those limits. The
      Manager voluntarily waived its management fee during the Offering
      Period. In addition, during the Warranty Period the manger has voluntarily agreed to reduce the management fee payable by the Fund by
      0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time. A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended August 31, 2006.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New
      York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the
      Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
      Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.
      However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

            Portfolio Managers. The Fund's portfolio is managed by Angelo
      Manioudakis and Rudi W. Schadt who are primarily responsible for the day-to-day management of the Fund's investments.

      Mr. Manioudakis has been a Vice President and portfolio manager of the
      Fund since May 2003.  He has been a Senior Vice President of the
      Manager and of HarbourView Asset Management Corporation since April
      2002. He has been a Senior Vice President of OFI Institutional Asset
      Management, Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.
      Mr. Manioudakis was Executive Director and portfolio manager for
      Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
      Management from August 1993 through April 2002.

      Mr. Schadt has been a Vice President and portfolio manager of the Fund since August 2004.  He has been a Vice President, Director of Equity
      Analytics and Risk in Product Design and Risk Management of the Manager
      since February 2002 and is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.  Prior to joining the
      Manager in February 2002, he was a Director and Senior Quantitative
      Analyst from 2000 through 2001 at UBS Asset Management and an Associate
      Director, Senior Researcher and Portfolio Manager from June 1997 to
      August 2000 at State Street Global Advisors.

      The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Portfolio Holdings. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

ABOUT YOUR ACCOUNT

CAN YOU PURCHASE SHARES OF THE FUND? No, shares of the Fund cannot be purchased during the Warranty Period other than by the reinvestment of the
Fund's dividends and distributions in additional shares of the Fund.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus are to
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund's asset are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
      The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor paid the 0.25%
      service fee to dealers in advance for the first year after the shares were sold by the dealer. The Distributor retained the first year's service fee paid by the Fund. After the shares had been held by grandfathered retirement accounts for a year, the Distributor paid the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor paid  the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor paid a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares was therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor paid a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares was therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on
      Class C shares that have been outstanding for a year or more. The
      Distributor typically retained the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

      The Distributor paid a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares was therefore 1.0% of the purchase price. The Distributor normally retained the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that have offered and sold Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment, for example, may have qualified the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, past sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the past distribution of
Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      AccountLink privileges should have been requested on your Application or your dealer's settlement instructions if you bought your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the
Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund at any time, you have up to six months to reinvest all or a part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. If you redeem some or all of your Class
A or Class B shares of the Fund during the Post-Warranty Period, you have up to six months to reinvest all or a part of the redemption proceeds in Class A shares of this Fund or other Oppenheimer funds without paying a sales charge.
This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares. You must have asked the Distributor for this privilege when you sent your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Prior to the Maturity Date and during the Post-Warranty Period, shares are redeemed at their net asset value (which may be less than your Warranty
Amount) minus any applicable contingent deferred sales charge. For redemptions prior to the Maturity Date and during the Post-Warranty Period, the net asset value used in determining your share price is the next one calculated after your redemption order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. Redemption of Fund shares prior to the
Maturity Date will reduce your Warranty Amount. The Fund lets you sell your shares by writing a letter, by wire or by telephone. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance. Redemption requests received after 4:00 p.m.
(or such earlier time as may be required by your financial intermediary) will be priced at the net asset value at the close of business on the next business day.

      For redemptions made on the Maturity Date (August 5, 2010), the value used in determining your share price will be the greater of (i) the then-current net asset value or (ii) your Warranty Amount per share. See the examples starting on page 24 for help in understanding how this amount is calculated. Redemptions made prior to the Maturity Date or during the
Post-Warranty Period will not be protected by the Financial Warranty and the value of your shares will be the then-current net asset value of the Fund, which may be less than your Warranty Amount.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchased shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if during the Offering Period you acquired Class A, Class
B, Class C or Class N shares of this Fund by exchanging shares of another
Oppenheimer fund that were still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.
During the Post-Warranty Period, if you acquire Class A, Class B, Class C or
Class N shares of this Fund by exchanging the same class of shares of another
Oppenheimer fund that are subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

      If you purchased Class A Shares of any one or more of the Oppenheimer funds aggregating $1 million or more and if you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      If Class B shares are redeemed within six years (72 months) from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 88 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge (which stops 72 months after purchase) that applies to
      Class B shares under the Class B Distribution and Service Plan, described above. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
      When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see
      "Class B Conversion" in the Statement of Additional Information.

      If Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds.
The Class C contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

How to Exchange Shares

The Fund does not offer the ability to exchange into the Fund during the
Warranty Period. Because the Fund is not continuously offering its shares during the Warranty Period, if you exchange your shares of the Fund for shares of another fund you will not be able to effect an exchange back into the Fund during the Warranty Period. In addition, your exchange will be considered a redemption and will reduce your Warranty Amount.

      If you make an exchange prior to the Maturity Date, you may receive an amount less than your original investment in the Fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquired  shares  of the Fund in  exchange  for  shares of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents and the aggregate dollar amount, number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
Telephone transaction privileges for redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. If you redeem your shares before or after the
      Maturity Date, the redemption value of your shares may be more or less than their original cost. The value of your shares on the Maturity Date will equal the greater of the Warranty Amount or the Fund's then-current net asset value.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash. However, the Fund has made an election which requires it to pay a certain portion of redemption proceeds in cash. See the section entitled "Payments in-Kind" in the
      Statement of Additional Information for more information.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders on a date selected by the Board of Trustees. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

      Unless otherwise specified, all dividends and distributions will be automatically reinvested in additional full and fractional shares of the
Fund. If you do not reinvest all of your dividends and capital gains distributions in the Fund during the Warranty Period, your Warranty Amount will be reduced.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      The asset allocation process may increase turnover of the Fund's assets, which may result in the realization of additional gains by the Fund.
It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the debt portfolio even in situations where the Fund has capital losses from investments in the equity portfolio.

      The determination of the tax character of any payment of the Warranty
Amount under the Warranty Agreement to the Fund as capital gain or ordinary income is not free from doubt under federal tax law. The Fund intends to take the position that its right to receive the payment under the Warranty
Agreement is itself a capital asset, and that the payment in termination of such right gives rise to capital gain. Were the Internal Revenue Service to challenge such position, at least the portion of such payment attributable to capital losses previously realized by the Fund, and perhaps attributable to the Fund's unrealized capital losses, should be treated as capital gain. Any such gain would be offset by otherwise allowable capital losses, if any. To the extent that the Fund distributes such payment to its shareholders, a portion of such payment may constitute ordinary income to the shareholders, provided however, that if the trustees of the Fund should elect to terminate the Fund at the end of the Warranty Period, it is anticipated that the shareholders receiving such payment in exchange for their shares would be treated as receiving a return of capital to the extent of their basis in the shares of the Fund, and to the extent such payment exceeds basis, as having capital gain.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. In January of each year the Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      The Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest.
Even though the Fund receives no actual interest payments on these securities, the Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held.
Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights of the Fund

The Financial Highlights Table shown below is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte &
Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                                    2006       2005       2004       2003 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.46    $ 10.88    $ 10.28    $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .07 2      .11 2      .07         -- 3
Net realized and unrealized gain                                    .80        .65        .64        .28
                                                             ----------------------------------------------
Total from investment operations                                    .87        .76        .71        .28
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.01)      (.12)      (.07)        --
Tax return of capital distribution from
net investment income                                              (.09)        -- 3       --         --
Dividends from net realized gain                                     --       (.02)      (.02)        --
Tax return of capital distribution from net realized gain            --       (.04)      (.02)        --
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders               (.10)      (.18)      (.11)        --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.23    $ 11.46    $ 10.88    $ 10.28
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                 7.67%      6.98%      6.87%      2.80%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $54,800    $64,304    $71,666    $78,758
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $60,071    $68,812    $78,668    $39,416
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                              0.62%      1.02%      0.65%      0.35%
Total expenses 6                                                   1.03%      1.10%      1.14%      1.13%
Less reimbursement of management fees during offering period         --         --         --      (0.32)%
Payments and waivers and reduction to custodian expenses          (0.03)%    (0.06)%    (0.12)%       --
                                                             ----------------------------------------------
Net expenses                                                       1.00%      1.04%      1.02%      0.81% 7
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              26%       122%       179%        12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

            Year Ended August 31, 2006   1.50%
            Year Ended August 31, 2005   1.52% 8
            Year Ended August 31, 2004   1.60%
          Period Ended August 31, 2003   1.38%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED AUGUST 31,                                    2006         2005        2004     2003 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                               $11.40     $  10.82    $  10.28   $  10.00

Income (loss) from investment operations:                            (.02) 2       .03 2      (.02)        -- 3
Net investment income (loss)
Net realized and unrealized gain                                      .80          .64         .63        .28
                                                                ------------------------------------------------
Total from investment operations                                      .78          .67         .61        .28
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   -- 3       (.03)       (.03)        --
Tax return of capital distribution from net investment income        (.01)          -- 3        --         --
Dividends from net realized gain                                       --         (.02)       (.02)        --
Tax return of capital distribution from net realized gain              --         (.04)       (.02)        --
                                                                ------------------------------------------------
Total dividends and/or distributions  to shareholders                (.01)        (.09)       (.07)        --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.17     $  11.40    $  10.82   $  10.28
                                                                ================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                   6.89%        6.21%       5.94%      2.80%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $110,228     $117,057    $122,411   $122,968
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $114,903     $120,928    $127,128   $ 64,461
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                        (0.19)%       0.23%      (0.14)%    (0.20)%
Total expenses 6                                                     1.78%        1.86%       1.89%      1.88%
Less reimbursement of management fees during offering period           --           --          --      (0.32)%
----------------------------------------------------------------------------------------------------------------
Less reimbursement to maintain yield                                   --           --          --      (0.31)%
----------------------------------------------------------------------------------------------------------------
Payments and waivers and reduction to custodian expenses            (0.03)%      (0.06)%     (0.12)%       --
                                                                ------------------------------------------------
Net expenses                                                         1.75%        1.80%       1.77%      1.25% 7
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                26%         122%        179%        12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

              Year Ended August 31, 2006   2.25%
              Year Ended August 31, 2005   2.28% 8
              Year Ended August 31, 2004   2.35%
            Period Ended August 31, 2003   2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C    YEAR ENDED AUGUST 31,                                   2006        2005       2004    2003 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.42     $ 10.82    $ 10.28   $ 10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                       (.02) 2      .03 2     (.02)       -- 3
Net realized and unrealized gain                                    .81         .65        .64       .28
                                                               --------------------------------------------
Total from investment operations                                    .79         .68        .62       .28
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 -- 3      (.02)      (.04)       --
Tax return of capital distribution from net investment income      (.01)         -- 3       --        --
Dividends from net realized gain                                     --        (.02)      (.02)       --
Tax return of capital distribution from net realized gain            --        (.04)      (.02)       --
                                                               --------------------------------------------
Total dividends and/or distributions to shareholders               (.01)       (.08)      (.08)       --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.20     $ 11.42    $ 10.82   $ 10.28
                                                               ============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                 6.93%       6.24%      5.95%     2.80%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $35,733     $41,333    $51,741   $60,271
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $38,862     $46,152    $59,429   $31,946
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                      (0.14)%      0.29%     (0.10)%   (0.20)%
Total expenses 6                                                   1.77%       1.85%      1.88%     1.88%
Less reimbursement of management fees during offering period         --          --         --     (0.32)%
Less reimbursement to maintain yield                                 --          --         --     (0.32)%
Payments and waivers and reduction to custodian expenses          (0.03)%     (0.06)%    (0.12)%      --
                                                               --------------------------------------------
Net expenses                                                       1.74%       1.79%      1.76%     1.24% 7
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              26%        122%       179%       12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

            Year Ended August 31, 2006    2.24%
            Year Ended August 31, 2005    2.27% 8
            Year Ended August 31, 2004    2.34%
          Period Ended August 31, 2003    2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N   YEAR ENDED AUGUST 31,                                   2006      2005      2004   2003 1
------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.45    $10.86    $10.28   $10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                              .04 2     .09 2     .05       -- 3
Net realized and unrealized gain                                   .81       .65       .63      .28
                                                             -----------------------------------------
Total from investment operations                                   .85       .74       .68      .28
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.01)     (.09)     (.06)      --
Tax return of capital distribution from net investment income     (.07)       -- 3      --       --
Dividends from net realized gain                                    --      (.02)     (.02)      --
Tax return of capital distribution from net realized gain           --      (.04)     (.02)      --
                                                             -----------------------------------------
Total dividends and/or distributions to shareholders              (.08)     (.15)     (.10)      --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.22    $11.45    $10.86   $10.28
                                                             =========================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                                 7.50%     6.85%     6.55%    2.80%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $4,542    $4,324    $5,109   $5,432
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $4,477    $4,659    $5,408   $3,713
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             0.34%     0.77%     0.46%    0.06%
Total expenses 6                                                  1.21%     1.28%     1.34%    1.38%
Less reimbursement of management fees during offering period        --        --        --    (0.32)%
Payments and waivers and reduction to custodian expenses         (0.03)%   (0.06)%   (0.12)%     --
                                                             -----------------------------------------
Net expenses                                                      1.18%     1.22%     1.22%    1.06% 7
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             26%      122%      179%      12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

              Year Ended August 31, 2006   1.68%
              Year Ended August 31, 2005   1.70% 8
              Year Ended August 31, 2004   1.80%
            Period Ended August 31, 2003   1.63%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

Financial Highlights of the Underlying Fund

Because the Fund may invest a significant amount of its assets in the
Underlying Fund, the Financial Highlights Table on the following page is presented to help you understand the Underlying Fund's Class Y share financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Underlying Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche
LLP, the Fund's and the Underlying Fund's independent registered public accounting firm, whose report, along with the Underlying Fund's financial statements, is incorporated by reference in the Fund's Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003             2002
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    36.18       $    32.78       $    29.62        $    27.90       $    32.15
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 1            .47 1            .26               .22              .16
Net realized and unrealized gain (loss)                2.96             3.34             3.10              1.69            (4.29)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       3.31             3.81             3.36              1.91            (4.13)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.37)            (.41)            (.20)             (.19)            (.07)
Distributions from net realized gain                     --               --               --                --             (.05)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.37)            (.41)            (.20)             (.19)            (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    39.12       $    36.18       $    32.78        $    29.62       $    27.90
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.19%           11.68%           11.37%             6.93%          (12.90)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $7,680,186       $7,810,714       $7,384,256        $7,033,312       $6,443,983
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $7,845,096       $7,759,230       $7,521,103        $6,310,359       $7,203,226
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.93%            1.36%            0.75%             0.87%            0.52%
Total expenses                                         0.92% 4          0.92% 4          0.93% 4,5         0.97% 4          0.99% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%              78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

CLASS B      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003             2002
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    34.99       $    31.67       $    28.68        $    27.04       $    31.34
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .05 1            .20 1           (.21)             (.13)            (.20)
Net realized and unrealized gain (loss)                2.86             3.21             3.20              1.77            (4.05)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       2.91             3.41             2.99              1.64            (4.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.03)            (.09)              --                --               --
Distributions from net realized gain                     --               --               --                --             (.05)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.03)            (.09)              --                --             (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    37.87       $    34.99       $    31.67        $    28.68       $    27.04
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.32%           10.79%           10.43%             6.06%          (13.58)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,453,679       $1,968,829       $2,558,206        $2,941,765       $3,510,800
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,685,648       $2,295,269       $2,884,434        $2,964,666       $4,607,653
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.13%            0.59%           (0.10)%            0.04%           (0.25)%
Total expenses                                         1.71% 4          1.72% 4          1.78% 4,5         1.81% 4          1.75% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%              78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

CLASS C      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003            2002
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    34.98       $    31.71       $    28.69        $    27.03      $    31.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .07 1            .21 1           (.03)               --            (.11)
Net realized and unrealized gain (loss)                2.85             3.22             3.05              1.66           (4.14)
                                                 ---------------------------------------------------------------------------------
Total from investment operations                       2.92             3.43             3.02              1.66           (4.25)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.09)            (.16)              --                --              --
Distributions from net realized gain                     --               --               --                --            (.05)
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.09)            (.16)              --                --            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    37.81       $    34.98       $    31.71        $    28.69      $    27.03
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.36%           10.83%           10.53%             6.14%         (13.58)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,107,962       $1,206,335       $1,241,930        $1,188,826      $1,198,517
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,163,337       $1,250,845       $1,278,659        $1,111,131      $1,432,566
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.18%            0.62%           (0.01)%            0.09%          (0.24)%
Total expenses                                         1.67% 4          1.67% 4          1.70% 4,5         1.74% 4         1.75% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%             78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

CLASS N      YEAR ENDED AUGUST 31,                      2006          2005          2004         2003         2002
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  35.71      $  32.39      $  29.33     $  27.72     $  32.09
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .24 1         .35 1         .15          .20          .12
Net realized and unrealized gain (loss)                 2.92          3.30          3.05         1.65        (4.31)
                                                    ----------------------------------------------------------------
Total from investment operations                        3.16          3.65          3.20         1.85        (4.19)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.28)         (.33)         (.14)        (.24)        (.13)
Distributions from net realized gain                      --            --            --           --         (.05)
                                                    ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.28)         (.33)         (.14)        (.24)        (.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  38.59      $  35.71      $  32.39     $  29.33     $  27.72
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.87%        11.30%        10.93%        6.78%      (13.15)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $207,339      $177,463      $150,955     $ 79,188     $ 43,464
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $194,639      $168,866      $122,478     $ 60,950     $ 28,141
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.63%         1.02%         0.38%        0.65%        0.28%
Total expenses                                          1.22%         1.26%         1.31%        1.23%        1.24%
Expenses after payments and waivers
and reduction to custodian expenses                     1.22%         1.26%         1.31%        1.18%        1.24%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%           79%           76%          94%          78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

CLASS Y      YEAR ENDED AUGUST 31,                      2006          2005          2004         2003         2002
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                $  36.38      $  32.93      $  29.75     $  28.02     $  32.28
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .52 1         .64 1         .34          .11          .19
Net realized and unrealized gain (loss)                 2.96          3.34          3.13         1.86        (4.28)
                                                    ----------------------------------------------------------------
Total from investment operations                        3.48          3.98          3.47         1.97        (4.09)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.53)         (.53)         (.29)        (.24)        (.12)
Distributions from net realized gain                      --            --            --           --         (.05)
                                                    ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.53)         (.53)         (.29)        (.24)        (.17)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  39.33      $  36.38      $  32.93     $  29.75     $  28.02
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.63%        12.15%        11.69%        7.11%      (12.74)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $668,823      $483,532      $570,991     $441,460     $225,298
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $594,018      $496,349      $558,130     $242,029     $227,835
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.38%         1.82%         1.07%        1.01%        0.74%
Total expenses                                          0.49%         0.53%         0.60%        0.87%        0.92%
Expenses after payments and waivers
and reduction to custodian expenses                     0.49%         0.53%         0.60%        0.83%        0.78%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%           79%           76%          94%          78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Principal Protected Main Street Fund(R)
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-21281        The Fund's shares are distributed by:
PR0676.001.1206                          [logo] OppenheimerFunds  Distributor,
Inc.

Printed on recycled paper.

                        APPENDIX TO THE PROSPECTUS OF
              OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R)

Graphic material included in the Prospectus of Oppenheimer Principal
Protected Main Street Fund ("the Fund") includes "Annual Total Returns (Class
A) (as of 12/31 each year)"

      A bar chart is included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the
Fund since inception of the Class A shares, without deducting sales charges.
Set forth below are the relevant data points that will appear in the bar chart:

Calendar Year Ended:        Annual Total Returns
12/31/04                    5.35%

12/31/05                    3.10%

Statement of Additional Information

Oppenheimer Principal Protected Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 15, 2006

This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 15, 2006. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.......
    The Fund's Investment Policies..........................................
    The Asset Allocation Process............................................
    Other Investment Restrictions...........................................
    Disclosure of Portfolio Holdings........................................
How the Fund is Managed.....................................................
    Organization and History................................................
    Board of Trustees and Oversight Committees..............................
    Trustees and Officers of the Fund.......................................
    The Manager.............................................................
Brokerage Policies of the Fund..............................................
Distribution and Service Plans..............................................
Payments to Fund Intermediaries.............................................
Performance of the Fund.....................................................

About Your Account
How to Sell Shares..........................................................
How to Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund.......................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.....................
Financial Statements........................................................

About the Fund

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks as well as information about any non-principal investment policies and the attendant risks not described in the prospectus and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The "Warranty Period" began August
5, 2003 and will end August 5, 2010 or the next following business day (the
"Maturity Date"). The investment objective of the Fund during the Warranty
Period is to seek capital preservation in order to attempt to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the last day of the Offering
Period, less sales charges, extraordinary expenses and other amounts not covered by the "Warranty Agreement" (the "Warranty Amount"). The Fund seeks high total return as a secondary objective. There can be no assurance that the Fund will achieve its objective. The Fund's investment objective during the "Post-Warranty Period," the period immediately following the Maturity
Date, is high total return. This section supplements the disclosure in the
Fund's Prospectus and provides additional information on the Fund's investment policies or restrictions to the extent permitted under the
Financial Warranty Agreement, dated May 29, 2003 (the "Warranty Agreement"), among the Fund, the Manager and Merrill Lynch Bank USA. Restrictions or
policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

      Under normal market conditions, during the Warranty Period the Fund's assets are allocated between an equity component, consisting exclusively of
Class Y shares of the Oppenheimer Main Street Fund (the "Underlying Fund"),
and a fixed income component, normally consisting primarily of zero-coupon
U.S. government securities. However, as explained more fully in the prospectus, under certain circumstances, the Fund's assets may be invested primarily or even exclusively in U.S. government securities.

      Merrill Lynch Bank USA ("MLBUSA" or the "Warranty Provider") is a
wholly-owned subsidiary of Merrill Lynch & Co., Inc. MLBUSA is licensed as an industrial bank pursuant to the laws of the State of Utah. MLBUSA is regulated by certain Federal and state agencies and is examined by those agencies. MLBUSA may hedge its risks under the Warranty Agreement with one or more counterparties, including with an affiliate of MLBUSA (which may include the calculation agent under the Warranty Agreement). MLBUSA is not required to hedge its risk under the Warranty Agreement and may choose not to do so.
Whether MLBUSA attempts to hedge its risk under the Warranty Agreement or not, it is the sole entity responsible for making payments to the Fund, if any, under the Warranty Agreement.

The Asset Allocation Process. In pursuing the Fund's investment objective during the Warranty Period, the Manager allocates the Fund's assets between the equity and fixed income components of the portfolio. The Fund did not employ an asset allocation model during the Offering Period and will not do so during the Post-Warranty Period.

      The prevailing level of interest rates and the volatility of the equity markets will significantly influence the allocation of Fund assets between the equity component and the fixed income component. The Manager will monitor the allocation of the Fund's assets on a daily basis.

      The asset allocation process will also be affected by the Manager's ability to manage the Underlying Fund. If the market value of the Underlying
Fund increases, a smaller portion of the Fund's assets would be allocated to the fixed income component. On the other hand, if the market value of the
Underlying Fund decreases, a higher portion of the Fund's assets would have to be allocated to the fixed income component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be reduced.

      The Warranty Agreement contains a mathematical formula which provides the maximum amount of the Fund's assets that may be invested in the equity component on any given day during the Warranty Period. That percentage allocation to the equity component can be as high as 100% and as low as zero.
Accordingly, the Warranty Agreement could limit the way that the Manager manages the Fund during the Warranty Period in response to changing market conditions.

      In allocating the Fund's assets between the equity and fixed income components, the Manager will base its decision on the formula set forth in the Warranty Agreement. The formula will help establish both the initial allocation of the Fund's assets and on a daily basis will reevaluate the
Fund's then maximum permitted allocation in the equity component. The objective of the formula is to preserve the principal of the Fund, primarily through allocations to the fixed income component. The formula takes into account a number of factors, including, but not limited to:
o     The market value of the Fund's assets as compared to the Warranty

         Amount;
o     The prevailing level of interest rates;
o     Equity market volatility; and
o     The length of time remaining until the Maturity Date.

      The model may allocate between 0% to 100% of the Fund's assets to the equity component. However, initially a significant portion of the Fund's assets will be allocated to the fixed income component. It is also possible that 100% of the Fund's assets will be allocated to the debt component during the Warranty Period.

      The basic terms of the asset allocation model were determined prior to the Fund entering into the Warranty Agreement with MLBUSA. MLBUSA reviewed the asset allocation model in determining whether it was prepared to offer the Financial Warranty to the Fund and negotiated some modifications to manage its financial risk. MLBUSA has no right to require any modification to the structure of the asset allocation formula during the Warranty Period, but has discretion in certain limited circumstances to adjust certain variables in the formula. Because the model impacts MLBUSA's financial exposure, MLBUSA has a right to approve any changes that the Fund wishes to make to the model during the Warranty Period. MLBUSA has informational rights regarding the model's allocation and the Fund's portfolio during the Warranty Period, but these rights are intended to enable MLBUSA to monitor its financial exposure.
Under the terms of the Warranty Agreement, the Fund is subject to certain investment parameters during the Warranty Period. The Fund has also agreed to be bound by various covenants. If the Fund's assets are not managed in accordance with the parameters set forth in the Warranty Agreement or if the
Fund breaches these covenants, the Fund's assets could be allocated entirely to the fixed income portfolio for the remainder of the Warranty Period, or
MLBUSA may terminate the Warranty Agreement.

The Financial Warranty. The prospectus contains a detailed description of the
Warranty Agreement. The "Financial Warranty" that the Warranty Provider issued is a contractual obligation to make a payment to the Fund in the event there is a shortfall between the Warranty Amount and the then-current net asset value of the Fund on the Maturity Date ("Shortfall"). The Financial
Warranty is not a guarantee and therefore the availability of the Financial
Warranty on the Maturity Date will be conditioned upon the Manager and the
Fund satisfying their respective obligations under the Warranty Agreement.
Should the Fund and/or the Manager fail to satisfy their respective obligations under the Warranty Agreement, the Warranty Provider is permitted to terminate the Financial Warranty and thus terminate its obligation, if any, to make any payment to the Fund on the Maturity Date. Shareholders also bear the risk that the Warranty Provider will become insolvent or otherwise fail to or become unable to satisfy its payment obligation to the Fund, if any, under the Financial Warranty. If either event were to occur, shareholders' investment in the Fund would no longer be protected by the
Financial Warranty, which means their shares may be worth less than their anticipated Warranty Amount. The Fund's Board of Trustees will periodically review the financial statements of the Warranty Provider. In the event that the financial condition of the Warranty Provider has deteriorated beyond certain thresholds, the Trustees will determine whether there is a substantial likelihood that the Warranty Provider will be unable to satisfy its obligations under the Warranty Agreement. Under such circumstances the
Board may, but is not obligated to, replace the Warranty Provider.

      In the event the Manager acts with negligence, recklessness, bad faith, willful misconduct or fraud and the Fund's net asset value is below a set limit, the Manager will be required to make a payment under the Warranty
Agreement in an amount equal to the amount of any reduction in the Fund's net asset value below a set limit that is directly or indirectly attributable to the Manager's conduct. Additionally, in the event the Manager is required to allocate the Fund's assets to the debt component and fails to do so and such failure results in the Fund's net asset value falling below a set limit, the
Manager will be required to pay to the Warranty Provider an amount equal to the Shortfall due to the Fund's assets not being so invested. In the event the Manager fails to make any such payment, deliver a notice of objection, or pay such amount into an escrow account to the Warranty Provider within five business days, then the Warranty Provider may terminate the Financial
Warranty. The Warranty Provider may also terminate the Financial Warranty for other reasons, as discussed in the Prospectus and this Statement of
Additional Information.

      The Warranty Agreement imposes certain conditions and requirements on the Fund and the Manager. Failure to satisfy those conditions and requirements, which are described in detail in the Prospectus, gives the
Warranty Provider the ability to (i) reduce the amount of the Fund's assets invested in shares of the Underlying Fund, (ii) require 100% of the Fund's assets to be invested in U.S. government securities, or (iii) terminate the
Warranty Agreement, depending on the condition or requirement. The Manager will monitor the conditions and requirements of the Warranty Agreement on a daily basis to ensure that the Fund and the Manager satisfy those conditions and requirements. In certain circumstances, the Warranty Agreement provides that in the case of certain deficiencies, the Fund may have a specified period of time to cure the deficiency. In the case of other deficiencies, the
Warranty Provider has the right, in its sole discretion, to either direct the
Manager to allocate all of the Fund's assets to the debt component, deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the Custodian to immediately allocate all of the Fund's assets to the debt component or change one of the variables in the formula which would have the effect of increasing the portion of the Fund's assets allocated to the debt component or in certain circumstances terminate the Warranty Agreement. The
Warranty Provider will rely on the Manager as well as on the Fund's Custodian bank for the information necessary to monitor the Fund's and/or the Manager's compliance with the terms of the Warranty Agreement. The attendant risks to the Fund and shareholders are if the Manager or the Custodian bank fails to provide the information required by the Warranty Agreement, in which case the
Warranty Provider may require the Fund to invest exclusively in U.S.
government securities.

      On the Maturity Date, if there is a Shortfall between the Warranty
Amount and the Fund's then-current net asset value, the Warranty Provider will be required to make a payment to the Fund in the amount of the
Shortfall. The Shortfall amount will be determined per class of shares and then the specific Shortfall amount per class of shares will be allocated to the respective class. Once the dollar amount of Shortfall is allocated per class, that amount will then be divided evenly among the outstanding shares of the class to apply on a shareholder basis. The Fund will then provide those shareholders who redeem their Fund shares on the Maturity Date with their respective Warranty Amount.

      During the Warranty Period, the Fund may purchase securities or engage in investment techniques set forth in the following sections.

      |X| Investments in Equity Securities. The Fund's investments in equity securities will consist exclusively of Class Y shares of the Oppenheimer Main
Street Fund - the Underlying Fund. The Underlying Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers. Further information about the Underlying Fund is included under "Information About the Underlying
Fund" in Appendix C to this Statement of Additional Information. The
Underlying Fund's Prospectus and Statement of Additional Information describe in detail the Underlying Fund's investment policies, risks, management, investment restrictions, strategies and types of securities in which it may invest, and contains other information about the Underlying Fund. The
Prospectus, Statement of Additional Information and annual and semi-annual reports of the Underlying Fund are available without charge upon request by calling 1.800.525.7048.

      |X| Investments in Bonds and Other Debt Securities. The Fund will invest in U.S. government securities to seek its investment objective. In general, debt securities are subject to two types of risk: credit risk and interest rate risk.

         o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The fixed income component of the Fund's portfolio consists of U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories.
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc. ("Moody's"), or at least "BBB" by Standard & Poor's Rating
Service, a division of the McGraw-Hill Companies, Inc. ("S&P") or Fitch, Inc.
("Fitch"), or that have comparable ratings by another nationally-recognized rating organization.

         o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| U.S. Government Securities. U.S. government securities the Fund buys will include non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S. government or of any of the following U.S. government agencies, instrumentalities or government sponsored enterprises: Federal National Mortgage Association, Federal Home Loan
Mortgage Corporation, Federal Home Loan Bank, Resolution Funding Corporation,
Financing Corporation and Tennessee Valley Authority, provided such securities are rated no less than "AAA" by Standard & Poor's Rating Services or "Aaa" by Moody's Investors Service, Inc.

         o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
Treasury bonds (which have maturities of more than ten years when issued).
Treasury securities are backed by the full faith and credit of the United
States as to timely payments of interest and repayments of principal. Other
U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S.
Treasury securities described below.

         o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
The Fund may invest in, Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), which are supported by the full faith and credit of the U.S. government.

      |X| Zero-Coupon Securities. The Fund can buy zero-coupon and
delayed-interest securities. The Fund can buy U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and typically compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Money Market Instruments. The following is a brief description of the types of the U.S. dollar-denominated money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.
During the Offering Period the Fund invested its assets in:

         o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, described above.

         o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
            o obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

      "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit
Insurance Corporation.

         o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

      If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

      During the Warranty Period, the Fund may invest in bank deposits, commercial paper and U.S. government securities (excluding U.S. government zero coupon securities), having a remaining maturity of 90 days or less. The bank deposits will include demand and time deposits in, certificates of deposit of, and bankers' acceptances issued by, any U.S. depository institution or trust company. The bank deposits and commercial paper must have a credit rating of at least "P-1" by Moody's Investors Service, Inc. and at least "A-1" by Standard & Poor's Rating Services, and the issuer thereof must have at the time of such investment a long-term credit rating of at least "Aa3" by Moody's or at least "AA" by S&P.

      |X| Borrowing. The Fund may borrow for temporary or emergency purposes only to the extent necessary to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. Currently, under the Investment Company Act of
1940 (the "Investment Company Act"), a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets
(including the amount borrowed less its liabilities, other than borrowings), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. As a matter of fundamental policy, the Fund is authorized to borrow up to the limits set forth in the Investment Company
Act. During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies. The
Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company Act. Any such borrowing will be made only pursuant to the requirements of the
Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of the Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund is likely to have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the
Internal Revenue Code. As a result of the Fund's dynamic asset allocation model, the Fund may have a higher portfolio turnover rate than other mutual funds.

      |X| Investment in Other Investment Companies. As stated above, the Fund can invest in the Class Y shares of Oppenheimer Main Street Fund, subject to the limits set forth in the Investment Company Act or any exemption therefrom that apply to those types of investments and any percentage limit established, from time to time, by the asset allocation formula described in the Warranty Agreement. As a shareholder of an investment company, the Fund will be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

      |X|  Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to policies approved by the Fund's Board. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 331/3% of the value of the Fund's net assets.

      The Fund has entered into a Securities Lending Agreement (the
"Securities Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan
Chase"). Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JPMorgan
Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

            Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

            There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults. JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the
Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      The Underlying Fund's investment objective is a fundamental policy.
Other policies described in the Underlying Fund's Prospectus or its Statement
of Additional Information and in Appendix C to this Statement of Additional
Information are "fundamental" only if they are identified as such. The
Underlying Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Underlying Fund's
Prospectus or Statement of Additional Information, as appropriate. The
Underlying Fund's most significant investment policies are described in its
Prospectus as well as in the Oppenheimer Principal Protected Main Street Fund
Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o  The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in any industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o     The Fund cannot invest in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.
It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o  The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.
This limit applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other affiliated investment companies.

|X| Does the Underlying Fund Have Additional Fundamental Policies? The
following investment restrictions are Fundamental policies of the Underlying
Fund.

      o The Underlying Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

      o The Underlying Fund cannot invest in commodities. However, the
Underlying Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Underlying Fund cannot invest in real estate or in interests in real estate. However, the Underlying Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Underlying Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Underlying Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The Underlying
Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Underlying Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

      o The Underlying Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, and (c) through repurchase agreements

      o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time an investment (except in the case of borrowing and investments in illiquid securities) is made. The Fund and the Underlying Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund or Underlying Fund.

      For purposes of the policy not to concentrate investments as described above, the Fund and the Underlying Fund have each adopted as a non-fundamental policy the industry classifications set forth in Appendix A to its Statement of Additional Information. The Fund and the Underlying Fund
do not intend to concentrate its investments in a group of industries.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager  Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),

o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)

o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager  or attorneys on the legal staff of the
    Manager , Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer Principal
Protected Trust, is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The
Fund was organized as a Massachusetts business trust in January 2003.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C, and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The
Audit Committee held eight meetings during the Fund's fiscal year ended August
31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv)  reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Fund's independent Auditors;
and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held six meetings during the Fund's fiscal year ended August 31, 2006. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the
Fund to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held six meetings during the Fund's fiscal year ended
August 31, 2006. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines, the adequacy of the
Fund's Codes of Ethics and the nomination of Trustees, including Independent
Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Fund. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

                                           Oppenheimer   Principal   Protected

Oppenheimer Cash Reserves                  Trust III
Oppenheimer Capital Income Fund            Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Champion Income Fund           Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.

                                           Centennial  California  Tax  Exempt

Oppenheimer Main Street Opportunity Fund   Trust
Oppenheimer Main Street Small Cap Fund     Centennial Government Trust
Oppenheimer Municipal Fund                 Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Principal Protected Trust      Trust
Oppenheimer Principal Protected Trust II   Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Gillespie, Manioudakis, Murphy, Petersen, Schadt, Vandehey,
Szilagyi, Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds.
As of November 6, 2006 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1%, of any class A shares of the
Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II
Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the
Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board
II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------
                                 Independent Trustees
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the      Dollar Range    Aggregate
                                                                          Dollar Range
                                                                            of Shares
                    Past 5 Years; Other                       of Shares   Beneficially
with the Fund,      Trusteeships/Directorships Held;        Beneficially  Owned in All
Length of Service,  Number of Portfolios in the Fund        Owned in the   Supervised
Age                 Complex Currently Overseen                  Fund          Funds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                              As of December 31, 2005

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

William L.          President, Colorado Christian               None      Over $100,000
Armstrong,          University (since 2006);Chairman of
Chairman of the     the following private mortgage banking
Board of Trustees   companies: Cherry Creek Mortgage
since 2003,         Company (since 1991), Centennial State
Trustee since 1999  Mortgage Company (since 1994), and The
Age: 69             El Paso Mortgage Company (since 1993);
                    Chairman of the following private
                    companies: Ambassador Media
                    Corporation (since 1984) and Broadway
                    Ventures (since 1984); Director of the
                    following: Helmerich & Payne, Inc.
                    (oil and gas drilling/production
                    company) (since 1992), Campus Crusade
                    for Christ (since 1991) and The Lynde
                    and Harry Bradley Foundation, Inc.
                    (non-profit organization) (since
                    2002); former Chairman of the
                    following: Transland Financial
                    Services, Inc. (private mortgage
                    banking company) (1997-2003), Great
                    Frontier Insurance (insurance agency)
                    (1995-2000), Frontier Real Estate,
                    Inc. (residential real estate
                    brokerage) (1994-2000) and Frontier
                    Title (title insurance agency)
                    (1995-2000); former Director of the
                    following: UNUMProvident (insurance
                    company) (1991-2004), Storage
                    Technology Corporation (computer
                    equipment company) (1991-2003) and
                    International Family Entertainment
                    (television channel) (1992-1997); U.S.
                    Senator (January 1979-January 1991).
                    Oversees 37  portfolios in the
                    OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Avis,     Director and President of A.G. Edwards      None      Over $100,000
Trustee since 1993  Capital, Inc. (General Partner of
Age: 75             private equity funds) (until February

                    2001); Chairman, President and Chief
                    Executive Officer of A.G. Edwards
                    Capital, Inc. (until March 2000);
                    Director of A.G. Edwards & Sons, Inc.

                    (brokerage company) (until 2000) and
                    A.G. Edwards Trust Company (investment
                    adviser) (until 2000); Vice Chairman
                    and Director of A.G. Edwards, Inc.
                    (until March 1999); Vice Chairman of
                    A.G. Edwards & Sons, Inc. (until March
                    1999); Chairman of A.G. Edwards Trust
                    Company (until March 1999) and A.G.E.
                    Asset Management (investment adviser)
                    (until March 1999). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
George C. Bowen,    Assistant Secretary and Director of         None      Over $100,000

Trustee since 1998  Centennial Asset Management
Age: 70             Corporation (December 1991-April
                    1999); President, Treasurer and
                    Director of Centennial Capital
                    Corporation (June 1989-April 1999);
                    Chief Executive Officer and Director
                    of MultiSource Services, Inc. (March
                    1996-April 1999); Mr. Bowen held
                    several positions with the Manager and
                    with subsidiary or affiliated
                    companies of the Manager (September
                    1987-April 1999). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Edward L. Cameron,  Member of The Life Guard of Mount           None      Over $100,000
Trustee since 1999  Vernon (George Washington historical
Age: 68             site) (since June 2000); Director of

                    Genetic ID, Inc. (biotech company)

                    (March 2001-May 2002); Partner at
                    PricewaterhouseCoopers LLP (accounting
                    firm) (July 1974-June 1999); Chairman
                    of Price Waterhouse LLP Global
                    Investment Management Industry
                    Services Group (accounting firm) (July
                    1994-June 1998). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Jon S. Fossel,      Director of UNUMProvident (insurance        None      Over $100,000
Trustee since 1990  company) (since June 2002); Director
Age: 64             of Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R.
                    Pharmaceuticals (October 1999-October
                    2003); Director of Rocky Mountain Elk
                    Foundation (non-profit organization)
                    (February 1998-February 2003 and since
                    February 2005); Chairman and Director
                    (until October 1996) and President and
                    Chief Executive Officer (until October
                    1995) of the Manager; President, Chief
                    Executive Officer and Director of the
                    following: Oppenheimer Acquisition
                    Corp. ("OAC") (parent holding company
                    of the Manager), Shareholders
                    Services, Inc. and Shareholder
                    Financial Services, Inc. (until
                    October 1995). Oversees 37 portfolios
                    in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift                 None      Over $100,000
Trustee since 1996  (charitable organization) (since
Age: 66             September 1984). Mr. Freedman held
                    several positions with the Manager and
                    with subsidiary or affiliated
                    companies of the Manager (until
                    October 1994). Oversees 37 portfolios
                    in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Beverly L.          Trustee of Monterey Institute for           None      Over $100,000
Hamilton,           International Studies (educational
Trustee since 2002  organization) (since February 2000);
Age: 60             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (since 2006) of
                    the Community Hospital of Monterey
                    Peninsula; Director (October
                    1991-2005) and Vice Chairman (since
                    2006) of American Funds' Emerging
                    Markets Growth Fund, Inc. (mutual
                    fund); President of ARCO Investment
                    Management Company (February
                    1991-April 2000); Member of the
                    investment committees of The
                    Rockefeller Foundation (since 2001)
                    and The University of Michigan (since
                    2000); Advisor at Credit Suisse First
                    Boston's Sprout venture capital unit
                    (venture capital fund) (1994-January
                    2005); Trustee of MassMutual
                    Institutional Funds (investment
                    company) (1996-June 2004); Trustee of
                    MML Series Investment Fund (investment
                    company) (April 1989-June 2004);
                    Member of the investment committee of
                    Hartford Hospital (2000-2003); and
                    Advisor to Unilever (Holland) pension
                    fund (2000-2003). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert J. Malone,   Director of Jones International             None      Over $100,000
Trustee since 2002  University (educational organization)
Age: 62             (since August 2005); Chairman, Chief

                    Executive Officer and Director of

                    Steele Street State Bank (commercial
                    banking) (since August 2003); Director
                    of Colorado UpLIFT (charitable
                    organization) (since 1986); Trustee of
                    the Gallagher Family Foundation
                    (non-profit organization) (since
                    2000); Former Chairman of U.S.
                    Bank-Colorado (subsidiary of U.S.
                    Bancorp and formerly Colorado National
                    Bank) (July 1996-April 1999); Director
                    of Commercial Assets, Inc. (real
                    estate investment trust) (1993-2000);
                    Director of Jones Knowledge, Inc.
                    (2001-July 2004); and Director of U.S.
                    Exploration, Inc. (oil and gas
                    exploration) (1997-February 2004).
                    Oversees 37 portfolios in the
                    OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

F. William          Trustee of MassMutual Select Funds          None      Over $100,000
Marshall, Jr.,      (formerly MassMutual Institutional
Trustee since 2000  Funds) (investment company) (since
Age: 64             1996) and MML Series Investment Fund
                    (investment company) (since 1996);
                    Trustee (since 1987) and Chairman
                    (1994-2005) of the Investment
                    Committee of the Worcester Polytech
                    Institute (private university);
                    President and Treasurer of the SIS
                    Funds (private charitable fund) (since
                    January 1999); Chairman of SIS &
                    Family Bank, F.S.B. (formerly SIS
                    Bank) (commercial bank) (January
                    1999-July 1999); and Executive Vice
                    President of Peoples Heritage
                    Financial Group, Inc. (commercial
                    bank) (January 1999-July 1999).
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.*

----------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below)
for which he is a director or trustee.

----------------------------------------------------------------------------------------
                            Interested Trustee and Officer
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                              Dollar
                                                                             Range Of
                                                                              Shares
                                                                 Range of   Beneficially
Position(s)                                                       Shares     Owned in
Held with the    Years; Other Trusteeships/Directorships Held;  Beneficially    All
Fund, Length of  Number of Portfolios in the Fund Complex        Owned in   Supervised
Service, Age     Currently Overseen                              the Fund      Funds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                                As of December 31, 2005

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John V. Murphy,  Chairman, Chief Executive Officer and             None     Over
President,       Director (since June 2001) and President                   $100,000
Principal        (since September 2000) of the Manager;

Executive        President and director or trustee of other
Officer and      Oppenheimer funds; President and Director of
Trustee since    OAC and of Oppenheimer Partnership Holdings,
2001             Inc. (holding company subsidiary of the
Age: 57          Manager) (since July 2001); Director of
                 OppenheimerFunds Distributor, Inc.
                 (subsidiary of the Manager) (since November
                 2001); Chairman and Director of Shareholder
                 Services, Inc. and of Shareholder Financial
                 Services, Inc. (transfer agent subsidiaries
                 of the Manager) (since July 2001); President
                 and Director of OppenheimerFunds Legacy
                 Program (charitable trust program established
                 by the Manager) (since July 2001); Director
                 of the following investment advisory
                 subsidiaries of the Manager: OFI
                 Institutional Asset Management, Inc.,
                 Centennial Asset Management Corporation,
                 Trinity Investment Management Corporation and
                 Tremont Capital Management, Inc. (since
                 November 2001), HarbourView Asset Management
                 Corporation and OFI Private Investments, Inc.
                 (since July 2001); President (since November
                 2001) and Director (since July 2001) of
                 Oppenheimer Real Asset Management, Inc.;
                 Executive Vice President of Massachusetts
                 Mutual Life Insurance Company (OAC's parent
                 company) (since February 1997); Director of
                 DLB Acquisition Corporation (holding company
                 parent of Babson Capital Management LLC)
                 (since June 1995); Member of the Investment
                 Company Institute's Board of Governors (since
                 October 3, 2003); Chief Operating Officer of
                 the Manager (September 2000-June 2001);
                 President and Trustee of MML Series
                 Investment Fund and MassMutual Select Funds
                 (open-end investment companies) (November
                 1999-November 2001); Director of C.M. Life
                 Insurance Company (September 1999-August
                 2000); President, Chief Executive Officer and
                 Director of MML Bay State Life Insurance
                 Company (September 1999-August 2000);
                 Director of Emerald Isle Bancorp and Hibernia
                 Savings Bank (wholly-owned subsidiary of
                 Emerald Isle Bancorp) (June 1989-June 1998).
                 Oversees 92 portfolios in the
                 OppenheimerFunds complex.

----------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie, Manioudakis, Schadt and Zack and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson
Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

      ----------------------------------------------------------------------------------
                                 Other Officers of the Fund
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Name, Position(s)     Principal Occupation(s) During Past 5 Years
      Held with the Fund,
      Length of Service,
      Age
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Angelo Manioudakis,   Senior Vice President of the Manager (since April 2002),
      Vice President and    of HarbourView Asset Management Corporation (since April,
      Portfolio Manager     2002 and of OFI Institutional Asset Management, Inc.
      since 2003            (since June 2002); Executive Director and portfolio
      Age: 40               manager for Miller, Anderson & Sherrerd, a division of
                            Morgan Stanley Investment Management (August 1993-April
                            2002). An officer of 13 portfolios in the OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Rudi W. Schadt,       Vice President, Director of Research in Product Design and
      Vice President and    Risk Management of the Manager. Prior to joining the
      Portfolio Manager     Manager in February 2002 he was a Director and Senior
      since 2004            Quantitative Analyst (2000-2001) at UBS Asset Management
      Age: 48               prior to which he was an Associate Director of Research
                            (since June 1999) and Senior Researcher and Portfolio
                            Manager (from June 1997) at State Street Global Advisors.
                            An officer of 7 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Mark S. Vandehey,     Senior Vice President and Chief Compliance Officer of the

      Vice President and    Manager (since March 2004); Vice President of
      Chief Compliance      OppenheimerFunds Distributor, Inc., Centennial Asset
      Officer since 2004    Management Corporation and Shareholder Services, Inc.
      Age: 56               (since June 1983); Vice President and Director of Internal

                            Audit of the Manager (1997-February 2004). An officer of
                            92 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Brian W. Wixted,      Senior Vice President and Treasurer of the Manager (since
      Treasurer and         March 1999); Treasurer of the following: HarbourView Asset
      Principal Financial   Management Corporation, Shareholder Financial Services,
      & Accounting Officer  Inc., Shareholder Services, Inc., Oppenheimer Real Asset
      since 1999            Management Corporation, and Oppenheimer Partnership
      Age: 47               Holdings, Inc. (since March 1999), OFI Private

                            Investments, Inc. (since March 2000), OppenheimerFunds
                            International Ltd. and OppenheimerFunds plc (since May
                            2000), OFI Institutional Asset Management, Inc. (since
                            November 2000), and OppenheimerFunds Legacy Program (since
                            June 2003); Treasurer and Chief Financial Officer of OFI
                            Trust Company (trust company subsidiary of the Manager)
                            (since May 2000); Assistant Treasurer of the following:
                            OAC (since March 1999), Centennial Asset Management
                            Corporation (March 1999-October 2003) and OppenheimerFunds
                            Legacy Program (April 2000-June 2003); Principal and Chief
                            Operating Officer of Bankers Trust Company-Mutual Fund
                            Services Division (March 1995-March 1999). An officer of
                            92 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Brian Petersen,       Assistant Vice President of the Manager (since August
      Assistant Treasurer   2002); Manager/Financial Product Accounting of the Manager

      since 2004            (November 1998-July 2002). An officer of 92 portfolios in
      Age:36                the OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Brian C. Szilagyi,    Assistant Vice President of the Manager (since July 2004);
      Assistant Treasurer   Director of Financial Reporting and Compliance of First
      since 2005            Data Corporation (April 2003-July 2004); Manager of
      Age: 36               Compliance of Berger Financial Group LLC (May 2001-March
                            2003). An officer of 92 portfolios in the OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Robert G. Zack,       Executive Vice President (since January 2004) and General
      Vice President and    Counsel (since March 2002) of the Manager; General Counsel
      Secretary since 2001  and Director of the Distributor (since December 2001);
      Age: 58               General Counsel of Centennial Asset Management Corporation
                            (since December 2001); Senior Vice President and General
                            Counsel of HarbourView Asset Management Corporation (since
                            December 2001); Secretary and General Counsel of OAC
                            (since November 2001); Assistant Secretary (since
                            September 1997) and Director (since November 2001) of
                            OppenheimerFunds International Ltd. and OppenheimerFunds
                            plc; Vice President and Director of Oppenheimer
                            Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                            2001); Senior Vice President, General Counsel and Director
                            of Shareholder Financial Services, Inc. and Shareholder
                            Services, Inc. (since December 2001); Senior Vice
                            President, General Counsel and Director of OFI Private
                            Investments, Inc. and OFI Trust Company (since November
                            2001); Vice President of OppenheimerFunds Legacy Program
                            (since June 2003); Senior Vice President and General
                            Counsel of OFI Institutional Asset Management, Inc. (since
                            November 2001); Director of OppenheimerFunds (Asia)
                            Limited (since December 2003); Senior Vice President (May
                            1985-December 2003), Acting General Counsel (November
                            2001-February 2002) and Associate General Counsel (May
                            1981-October 2001) of the Manager; Assistant Secretary of
                            the following: Shareholder Services, Inc. (May
                            1985-November 2001), Shareholder Financial Services, Inc.
                            (November 1989-November 2001), and OppenheimerFunds
                            International Ltd. (September 1997-November 2001). An
                            officer of 92 portfolios in the OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Lisa I. Bloomberg,    Vice President and Associate Counsel of the Manager (since
      Assistant Secretary   May 2004); First Vice President (April 2001-April 2004),
      since 2004            Associate General Counsel (December 2000-April 2004),
      Age: 38               Corporate Vice President (May 1999-April 2001) and
                            Assistant General Counsel (May 1999-December 2000) of UBS
                            Financial Services Inc. (formerly, PaineWebber
                            Incorporated). An officer of 92 portfolios in the
                            OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------

      Kathleen T. Ives,     Vice President (since June 1998) and Senior Counsel and
      Assistant Secretary   Assistant Secretary (since October 2003) of the Manager;
      since 2001            Vice President (since 1999) and Assistant Secretary (since
      Age: 41               October 2003) of the Distributor; Assistant Secretary of
                            Centennial Asset Management Corporation (since October
                            2003); Vice President and Assistant Secretary of
                            Shareholder Services, Inc. (since 1999); Assistant
                            Secretary of OppenheimerFunds Legacy Program and
                            Shareholder Financial Services, Inc. (since December
                            2001); Assistant Counsel of the Manager (August
                            1994-October 2003). An officer of 92 portfolios in the
                            OppenheimerFunds complex.

      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Phillip S. Gillespie, Senior Vice President and Deputy General Counsel of the

      Assistant Secretary   Manager (since September 2004); First Vice President
      since 2004            (2000-September 2004), Director (2000-September 2004) and
      Age: 42               Vice President (1998-2000) of Merrill Lynch Investment
                            Management. An officer of 92 portfolios in the
                            OppenheimerFunds complex.

      ----------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended
August 31, 2006. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

---------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation    Total Compensation
                                                            From the Fund and
Position(s) (as applicable)          From the Fund(1)        Fund Complex(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Armstrong                      $1,397                 $178,000

Chairman of the Board and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Avis                             $931                  $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George C. Bowen                            $931                  $118,500

Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward L. Cameron                         $1,102                 $136,000

Audit Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jon S. Fossel                              $985                  $124,100

Review Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                               $931                  $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Beverly Hamilton                         $857(3)                 $107,175

Review Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Malone                         $1,0704)                $134,868

Governance Committee Chairman
and
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                 $931               $169,500((5))
Governance Committee Member

---------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes $857 deferred by Ms. Hamilton under the "Compensation Deferral
   Plan" described below.
4.    Includes $323 deferred by Mr. Malone under the "Compensation Deferral
   Plan" described below.
1.    Includes $51,000 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees'
deferred compensation account.

|X|   Major Shareholders. As of November 3, 2006, the only persons or entities who owned of record or were known by the Fund to own beneficially 5%
or more of any class of the Fund's outstanding shares were:

MLPF&S for the Sole Benefit of its Customers, Attn: Fund Administration, 4800
Deer Lake Drive E., Floor 3, Jacksonville, FL 32246-6484, which owned
785,772.264 Class B shares (representing approximately 8.92% of the Class B shares then outstanding).

MLPF&S for the Sole Benefit of its Customers, Attn: Fund Administration, 4800
Deer Lake Drive E., Floor 3, Jacksonville, FL 32246-6484, which owned
579,905.965 Class C shares (representing approximately 20.57% of the Class C shares then outstanding).

NFS LLC FEBO, J A Van winter, K G Marconi TTEE, Computer Packages Inc., 401K,
Pooled Fund, 414 Hungerford Drive, Rockville, MD 20850, which owned
245.721.931 Class N shares (representing approximately 66.16% of the Class N shares then outstanding).

RPSS Customer 403-B Plan, Milford Central School, FBO Marilyn J. Garman, 3259
County Highway 44, Unadilla, NY 13849-3300, which owned 20,588.977 Class N shares (representing approximately 5.54% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's
Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     In general, the Fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual
         circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

         -----------------------------------------------------------------
          Fiscal Year Ended August 31:       Management Fee Paid to
                                             OppenheimerFunds, Inc.
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2004                          $426,546
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2005                          $327,588
         -----------------------------------------------------------------
         -----------------------------------------------------------------

                      2006                          $134,914

         -----------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and
"Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and
"Main Street" as part of its name and the name of the Fund.

Portfolio Manager. The Fund's portfolio is managed by Angelo Manioudakis and
Rudi W. Schadt (the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

     Other Accounts Managed.  In addition to managing the Fund's investments, each Portfolio Manager also manage other investment portfolios and accounts.  The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of August 31,
2006.  No account has a performance-based advisory fee:

   Portfolio       RegistereTotal      Other        Total    Other   Total
                                                  Assets in
                            Assets in               Other
                            Registered Pooled      Pooled             Assets

                   InvestmenInvestment InvestmentInvestment          in Other  2)
                   CompaniesCompanies  Vehicles   Vehicles   AccountsAccounts
   Manager         Managed   Managed*   Managed  Managed(1)  Managed Managed(1,

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Angelo             15     $9,262.4      6        $200        1     $160.8

   Manioudakis
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Rudi W. Schadt     6      $2,283.9    None       None      None     None

   ----------------------------------------------------------------------------

   1.  In millions.
   2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

            As indicated above, each of the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund's investment objectives and strategies.
      For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so. At various times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the
      Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

            Compensation of the Portfolio Managers.  The Fund's Portfolio
      Managers are employed and compensated by the Manager, not the Fund.
      Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of August
      31, 2006, each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. Other factors considered include management quality
      (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
      Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

      Ownership of Fund Shares. As of August 31, 2006, the Portfolio Managers
did not beneficially own any shares of the Funds.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended August 31, 2004, 2005 and 2006, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended August 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

   ---------------------------------------------------------------------
      Fiscal Year Ended       Total Brokerage Commissions Paid by the
          August 31:                          Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2004                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2005                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

             2006                             None(2)

   ---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal year ended  August 31,  2006,  the amount of  transactions directed to brokers for  research  services  was $0 and amount of the  commissions  paid to  broker-dealers  for those services was
      $0.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acted as the Fund's principal underwriter in the public offering of the Fund's classes of shares. The Distributor bore the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor was not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal        Aggregate         Class A
                            Front-End Sales
Year       Front-End Sales      Charges
Ended     Charges on Class    Retained by
  8/31:       A Shares       Distributor(1)
---------------------------------------------
---------------------------------------------
  2004         $4,775            $3,071
---------------------------------------------
---------------------------------------------
  2005          None              None
---------------------------------------------
---------------------------------------------

  2006          None              None

---------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------

Fiscal     Concessions on    Concessions on   Concessions on    Concessions on
Year       Class A Shares    Class B Shares   Class C Shares    Class N Shares
Ended        Advanced by      Advanced by       Advanced by      Advanced by

  8/31:    Distributor(1)    Distributor(1)     Distributor      Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2004          None              None             None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005          None              None             None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  2006          None              None             None              None

--------------------------------------------------------------------------------

1.    Includes  amounts  retained by a  broker-dealer  that is an affiliate or parent of the distributor.

--------------------------------------------------------------------------------
Fiscal         Class A          Class B           Class C          Class N
             Contingent        Contingent       Contingent        Contingent
Period     Deferred Sales    Deferred Sales   Deferred Sales    Deferred Sales
Ended          Charges          Charges           Charges          Charges
  8/31:      Retained by      Retained by       Retained by      Retained by
             Distributor      Distributor       Distributor      Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2004          $337            $275,030          $22,133           $6,056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005         $1,195           $350,078          $44,714            $209
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  2006          None            $252,360           None              None

--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 88 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      During the first year after the shares were sold, the Distributor retained the service fee to reimburse itself for the costs of distributing the shares. After the first year shares were outstanding, the Distributor made service fee payments to recipients periodically on those shares. The advance payment was based on the net asset value of shares sold. Shares purchased by exchange did not qualify for the advance service fee payment. If
Class A shares purchased by grandfathered retirement accounts were redeemed during the first year after their purchase, the recipient of the service fees on those shares would be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2006 payments under the Class A plan totaled $149,430, all of which was paid by the Distributor to recipients and included $11,519 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge on Class B and Class C shares, but does not retain any service fees to the assets represented by that account. The asset-based sales charge on Class B, Class C and Class N shares allowed investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sold those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     paid sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

o     employs personnel that provide distribution-related services of Class
         B, Class C and Class N shares,

o     bore the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not have been able to adequately compensate dealers that sell Class
         B, Class C and Class N shares without receiving payment under the plans and therefore may not have been able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees, and

o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution-related services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C or Class
N shares may have been more than the payments it received from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------

 Distribution Fees Paid to the Distributor in the Fiscal Period Ended August
                                   31, 2006

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     Total         Amount       Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                                                Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan      $1,149,097    $861,996(1)      $3,065,230         2.78%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan       $388,736      $12,014(2)       $811,090          2.27%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan        $22,348      $11,192(3)        $91,045          2.00%

-------------------------------------------------------------------------------

1.    Includes  $7,536  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $16,214  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $3,469  paid  to an  affiliate  of  the  Distributor's  parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales
              commissions (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in having offered shares of the Fund or offering other
Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that have sold Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's post sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for having set up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ADVEST INC.                             AEGON
  A.G. Edwards & Sons, Inc                AIG Network
  Allianz Life Insurance Company          Allstate Life Insurance Company
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  American Portfolios                     Annuity Investors Life
  AXA Advisors                            Banc One Securities Corporation
  Bank of New York                        Cadaret Grant & Co. Inc.
  Charter One Securities Inc.             Chase Investment Services
  Citigroup Financial Network             CitiStreet
  Citizens Bank of Rhode Island           CJM Planning Corp.
  Columbus Life Insurance Company         Commonwealth Financial Network
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  Federal Kemper                          First Allied Securities Inc
  First Global Capital                    GE Financial Assurance
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  HD Vest                                 Hewitt Associates
  HSBC Brokerage (USA) Inc.               ING Network
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  Kemper Life Assurance Company           Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  Metlife and affiliates                  Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                  NPH Network
  Nationwide and affiliates               New York Life Securities, LLC
  PacLife Network                         Park Avenue Securities LLC
  Planmember Securities Corporation       Prime Capital Services, Inc.
  Princor Financial Services Corporation  Protective Life Insurance Co.
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  Security Benefit Life Insurance Company Signator Investments
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.             Union Central Life Insurance Company
  Wachovia Securities LLC                 Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods, as applicable.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

        The Fund's Total Returns for the Periods Ended August 31, 2006

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of     Cumulative Total            Average Annual Total Returns
           Returns (10 Years or
             life-of-class, if
Shares           less)(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                         1-Year                 5-Year
                                                         (or life of class if
                                                               less)(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After      Without       After    Without       After    Without
           Sales      Sales         Sales    Sales         Sales    Sales
             Charge     Charge     Charge      Charge     Charge      Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A(1)   19.27%     26.55%      1.48%      7.67%       5.58%      7.52%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B(1)   20.65%     23.65%      1.89%      6.89%       5.95%      6.75%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C(1)   23.73%     23.73%      5.93%      6.93%       6.78%      6.78%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N(1)   25.81%     25.81%      6.50%      7.50%       7.33%      7.33%

-------------------------------------------------------------------------------
1. Inception of Class A, Class B, Class C and Class N: 6/2/03.

----------------------------------------------------------------
 Average Annual Total Returns for Class A Shares (After Sales
                            Charge)

             For the Periods Ended August 31, 2006

----------------------------------------------------------------
----------------------------------------------------------------
                                1-Year            5-Year

                                            (or life of class
                                               if less) (1)

----------------------------------------------------------------
----------------------------------------------------------------

After Taxes on Distributions     1.17%           5.22%(1)

----------------------------------------------------------------
----------------------------------------------------------------

After Taxes on                   0.95%           4.58%(1)

Distributions and
Redemption of Fund Shares
----------------------------------------------------------------
           1. Inception of Class A shares: 6/2/03.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among domestic hybrid funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

About Your Account

Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permitted an investor to choose the method of purchasing shares that was more appropriate for the investor. That may have depended on the amount of the purchase, the length of time the investor expected to hold shares, and other relevant circumstances.
Class A shares normally are sold subject to an initial sales charge. While
Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sold shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession was not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 88 months from the date of purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than 88 months.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;

o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and

o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the New York Stock Exchange (the "NYSE") on each day that the
NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, with respect to certain securities held by the Underlying Fund, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities held by the Underlying Fund and traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the
NYSE, will not be reflected in the Underlying Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund if the reinvestment occurs during the Post-Warranty Period or, if the reinvestment occurs during the Warranty Period, in any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How to Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National

                                             Municipals

   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal

                                             Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Shareholders are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. However, such reinvestment will not be protected by the Financial Warranty and will result in a reduction of the shareholder's
Warranty Amount. To elect this option, the shareholder must notify the
Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.

Additional Information About the Fund

The Distributor. The Fund's shares were sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Warranty Provider. Merrill Lynch Bank USA, located at 15 West South
Temple Square, Suite 300 Salt Lake City, Utah 84101, has entered into the
Warranty Agreement with the Fund. Merrill Lynch Bank USA is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. and its principal business is to engage in banking activities. The audited financial statements of Merrill
Lynch Bank USA through the fiscal year ended December 30, 2005, and its subsequent quarterly unaudited financial statements dated March 31, 2006,
June 30, 2006 and September 29, 2006, have been filed with Post-Effective
Amendment No. 7 to Oppenheimer Principal Protected Trust's Form N-1A
Registration Statement and are incorporated herein by reference. You may request a copy of the Merrill Lynch Bank USA's financial statements, free of charge, by calling the Transfer Agent at the toll-free number listed on the back cover of this Statement of Additional Information.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee. Deloitte & Touche LLP are the independent auditors of MLBUSA and is the independent registered public accounting firm for MLBUSA.

Financial Statements. The audited financial statements for the Oppenheimer
Main Street Fund (the "Underlying Fund") are incorporated in this Statement of Additional Information by reference to the August 31, 2006 annual report to shareholders of the Underlying Fund. You may request a copy of that annual report at no charge by calling the toll-free number listed on the back cover of this Statement of Additional Information during normal business hours on any business day.

      The financial statements for the Fund for the Fund's fiscal year ended
August 31, 2006 follow.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Principal Protected Main Street Fund, a series of Oppenheimer
Principal Protected Trust, including the statement of investments, as of August
31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Principal Protected Main Street Fund as of August 31, 2006, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 16, 2006

STATEMENT OF INVESTMENTS August 31, 2006
--------------------------------------------------------------------------------

                                                                            VALUE
                                                             SHARES     SEE NOTE 1
------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--99.6% 1
------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $150,397,702)   5,200,552    $204,537,707

                                                          PRINCIPAL
                                                             AMOUNT
------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
------------------------------------------------------------------------------------
Undivided interest of 0.35% in joint repurchase
agreement (Principal Amount /Value with a maturity
value of $500,507,285) with Cantor $500,435,000,
Fitzgerald & Co./Cantor Fitzgerald 5.20%, dated
8/31/06, to Securities, be repurchased at $1,764,255
on 9/1/06, collateralized by U.S. Treasury Bonds,
6.125%-8.50%, 2/15/20-11/15/27, with a value of
$511,207,010 (Cost $1,764,000)                           $1,764,000       1,764,000
------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $152,161,702)               100.5%    206,301,707
------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.5)       (998,459)
                                                         ---------------------------
NET ASSETS                                                    100.0%   $205,303,248
                                                         ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended
August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES       GROSS        GROSS            SHARES
                                     AUGUST 31, 2005   ADDITIONS   REDUCTIONS   AUGUST 31, 2006
-----------------------------------------------------------------------------------------------

Oppenheimer Main Street Fund, Cl. Y        5,428,525   1,105,831    1,333,804         5,200,552

                                                              VALUE     DIVIDEND   REALIZED
                                                         SEE NOTE 1       INCOME       LOSS
-------------------------------------------------------------------------------------------

Oppenheimer Main Street Fund, Cl. Y                    $204,537,707   $3,149,822   $557,671

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $1,764,000)                           $  1,764,000
Affiliated companies (cost $150,397,702)                            204,537,707
                                                                   -------------
                                                                    206,301,707
--------------------------------------------------------------------------------
Cash                                                                     90,505
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                    255
Other                                                                     7,940
                                                                   -------------
Total assets                                                        206,400,407

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                  712,845
Warranty agreement fees                                                 204,977
Distribution and service plan fees                                       87,021
Shareholder communications                                               24,564
Transfer and shareholder servicing agent fees                            13,025
Trustees' compensation                                                    5,134
Other                                                                    49,593
                                                                   -------------
Total liabilities                                                     1,097,159

--------------------------------------------------------------------------------
NET ASSETS                                                         $205,303,248
                                                                   =============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $     16,839
--------------------------------------------------------------------------------
Additional paid-in capital                                          153,468,339
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (89,761)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (2,232,174)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           54,140,005
                                                                   -------------
NET ASSETS                                                         $205,303,248

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $54,799,781 and 4,479,459 shares of
beneficial interest outstanding)                                        $ 12.23
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 12.98
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $110,227,985 and 9,057,550
shares of beneficial interest outstanding)                              $ 12.17
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $35,733,086 and 2,929,954
shares of beneficial interest outstanding)                              $ 12.20
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $4,542,396 and 371,663
shares of beneficial interest outstanding)                              $ 12.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                 $ 3,149,822
--------------------------------------------------------------------------------
Interest                                                                292,287
--------------------------------------------------------------------------------
Other income                                                                 72
                                                                    ------------
Total investment income                                               3,442,181

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         134,914
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 149,430
Class B                                                               1,149,097
Class C                                                                 388,736
Class N                                                                  22,348
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  40,870
Class B                                                                  88,982
Class C                                                                  25,951
Class N                                                                     810
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  19,761
Class B                                                                  32,428
Class C                                                                  10,227
Class N                                                                     560
--------------------------------------------------------------------------------
Warranty agreement fees                                               1,310,243
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,135
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,728
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    27,547
                                                                    ------------
Total expenses                                                        3,412,267
Less reduction to custodian fees                                           (232)
Less waivers and reimbursements of expenses                             (76,722)
                                                                    ------------
Net expenses                                                          3,335,313

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   106,868
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Unaffiliated companies                                                 (354,650)
Affiliated companies                                                    557,671
                                                                    ------------
Net realized gain                                                       203,021
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 14,942,095

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,251,984
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                          2006           2005
-----------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------
Net investment income                                  $    106,868   $  1,146,783
-----------------------------------------------------------------------------------
Net realized gain (loss)                                    203,021     (1,432,637)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation                    14,942,095     15,647,720
                                                       ----------------------------
Net increase in net assets resulting from operations     15,251,984     15,361,866

-----------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (78,074)      (740,479)
Class B                                                     (20,939)      (334,234)
Class C                                                      (5,166)       (60,042)
Class N                                                      (4,483)       (37,650)
-----------------------------------------------------------------------------------
Tax return of capital distribution from net
investment income:
Class A                                                    (476,878)       (26,368)
Class B                                                    (127,894)       (46,339)
Class C                                                     (31,550)       (17,685)
Class N                                                     (27,384)        (1,785)
-----------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                          --       (116,398)
Class B                                                          --       (196,622)
Class C                                                          --        (77,353)
Class N                                                          --         (6,968)
-----------------------------------------------------------------------------------
Tax return of capital distribution from net
realized gain:
Class A                                                          --       (243,697)
Class B                                                          --       (428,267)
Class C                                                          --       (163,449)
Class N                                                          --        (16,502)

-----------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
Net decrease in net assets resulting from
beneficial interest transactions:
Class A                                                 (13,502,136)   (10,988,559)
Class B                                                 (14,393,299)   (11,713,778)
Class C                                                  (8,227,940)   (13,016,364)
Class N                                                     (70,695)    (1,038,745)

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
Total decrease                                          (21,714,454)   (23,909,418)
-----------------------------------------------------------------------------------
Beginning of period                                     227,017,702    250,927,120
                                                       ----------------------------
End of period (including accumulated net investment
loss of $89,761 and $109,396, respectively)            $205,303,248   $227,017,702
                                                       ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                                    2006       2005       2004       2003 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.46    $ 10.88    $ 10.28    $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .07 2      .11 2      .07         -- 3
Net realized and unrealized gain                                    .80        .65        .64        .28
                                                             ----------------------------------------------
Total from investment operations                                    .87        .76        .71        .28
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.01)      (.12)      (.07)        --
Tax return of capital distribution from
net investment income                                              (.09)        -- 3       --         --
Dividends from net realized gain                                     --       (.02)      (.02)        --
Tax return of capital distribution from net realized gain            --       (.04)      (.02)        --
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders               (.10)      (.18)      (.11)        --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.23    $ 11.46    $ 10.88    $ 10.28
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                 7.67%      6.98%      6.87%      2.80%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $54,800    $64,304    $71,666    $78,758
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $60,071    $68,812    $78,668    $39,416
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                              0.62%      1.02%      0.65%      0.35%
Total expenses 6                                                   1.03%      1.10%      1.14%      1.13%
Less reimbursement of management fees during offering period         --         --         --      (0.32)%
Payments and waivers and reduction to custodian expenses          (0.03)%    (0.06)%    (0.12)%       --
                                                             ----------------------------------------------
Net expenses                                                       1.00%      1.04%      1.02%      0.81% 7
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              26%       122%       179%        12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

            Year Ended August 31, 2006   1.50%
            Year Ended August 31, 2005   1.52% 8
            Year Ended August 31, 2004   1.60%
          Period Ended August 31, 2003   1.38%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED AUGUST 31,                                    2006         2005        2004     2003 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                               $11.40     $  10.82    $  10.28   $  10.00

Income (loss) from investment operations:                            (.02) 2       .03 2      (.02)        -- 3
Net investment income (loss)
Net realized and unrealized gain                                      .80          .64         .63        .28
                                                                ------------------------------------------------
Total from investment operations                                      .78          .67         .61        .28
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   -- 3       (.03)       (.03)        --
Tax return of capital distribution from net investment income        (.01)          -- 3        --         --
Dividends from net realized gain                                       --         (.02)       (.02)        --
Tax return of capital distribution from net realized gain              --         (.04)       (.02)        --
                                                                ------------------------------------------------
Total dividends and/or distributions  to shareholders                (.01)        (.09)       (.07)        --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.17     $  11.40    $  10.82   $  10.28
                                                                ================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                   6.89%        6.21%       5.94%      2.80%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $110,228     $117,057    $122,411   $122,968
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $114,903     $120,928    $127,128   $ 64,461
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                        (0.19)%       0.23%      (0.14)%    (0.20)%
Total expenses 6                                                     1.78%        1.86%       1.89%      1.88%
Less reimbursement of management fees during offering period           --           --          --      (0.32)%
----------------------------------------------------------------------------------------------------------------
Less reimbursement to maintain yield                                   --           --          --      (0.31)%
----------------------------------------------------------------------------------------------------------------
Payments and waivers and reduction to custodian expenses            (0.03)%      (0.06)%     (0.12)%       --
                                                                ------------------------------------------------
Net expenses                                                         1.75%        1.80%       1.77%      1.25% 7
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                26%         122%        179%        12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

              Year Ended August 31, 2006   2.25%
              Year Ended August 31, 2005   2.28% 8
              Year Ended August 31, 2004   2.35%
            Period Ended August 31, 2003   2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C    YEAR ENDED AUGUST 31,                                   2006        2005       2004    2003 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.42     $ 10.82    $ 10.28   $ 10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                       (.02) 2      .03 2     (.02)       -- 3
Net realized and unrealized gain                                    .81         .65        .64       .28
                                                               --------------------------------------------
Total from investment operations                                    .79         .68        .62       .28
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 -- 3      (.02)      (.04)       --
Tax return of capital distribution from net investment income      (.01)         -- 3       --        --
Dividends from net realized gain                                     --        (.02)      (.02)       --
Tax return of capital distribution from net realized gain            --        (.04)      (.02)       --
                                                               --------------------------------------------
Total dividends and/or distributions to shareholders               (.01)       (.08)      (.08)       --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.20     $ 11.42    $ 10.82   $ 10.28
                                                               ============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                 6.93%       6.24%      5.95%     2.80%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $35,733     $41,333    $51,741   $60,271
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $38,862     $46,152    $59,429   $31,946
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                      (0.14)%      0.29%     (0.10)%   (0.20)%
Total expenses 6                                                   1.77%       1.85%      1.88%     1.88%
Less reimbursement of management fees during offering period         --          --         --     (0.32)%
Less reimbursement to maintain yield                                 --          --         --     (0.32)%
Payments and waivers and reduction to custodian expenses          (0.03)%     (0.06)%    (0.12)%      --
                                                               --------------------------------------------
Net expenses                                                       1.74%       1.79%      1.76%     1.24% 7
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              26%        122%       179%       12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

            Year Ended August 31, 2006    2.24%
            Year Ended August 31, 2005    2.27% 8
            Year Ended August 31, 2004    2.34%
          Period Ended August 31, 2003    2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N   YEAR ENDED AUGUST 31,                                   2006      2005      2004   2003 1
------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.45    $10.86    $10.28   $10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                              .04 2     .09 2     .05       -- 3
Net realized and unrealized gain                                   .81       .65       .63      .28
                                                             -----------------------------------------
Total from investment operations                                   .85       .74       .68      .28
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.01)     (.09)     (.06)      --
Tax return of capital distribution from net investment income     (.07)       -- 3      --       --
Dividends from net realized gain                                    --      (.02)     (.02)      --
Tax return of capital distribution from net realized gain           --      (.04)     (.02)      --
                                                             -----------------------------------------
Total dividends and/or distributions to shareholders              (.08)     (.15)     (.10)      --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.22    $11.45    $10.86   $10.28
                                                             =========================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                                 7.50%     6.85%     6.55%    2.80%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $4,542    $4,324    $5,109   $5,432
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $4,477    $4,659    $5,408   $3,713
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             0.34%     0.77%     0.46%    0.06%
Total expenses 6                                                  1.21%     1.28%     1.34%    1.38%
Less reimbursement of management fees during offering period        --        --        --    (0.32)%
Payments and waivers and reduction to custodian expenses         (0.03)%   (0.06)%   (0.12)%     --
                                                             -----------------------------------------
Net expenses                                                      1.18%     1.22%     1.22%    1.06% 7
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             26%      122%      179%      12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

              Year Ended August 31, 2006   1.68%
              Year Ended August 31, 2005   1.70% 8
              Year Ended August 31, 2004   1.80%
            Period Ended August 31, 2003   1.63%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of
Oppenheimer Principal Protected Trust, is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty
Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     Shares of the Fund were offered during the Offering Period (May 30, 2003 to
July 31, 2003). Shares are not offered during the Warranty Period (August 5,
2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty
Period, the Fund will allocate its assets between Oppenheimer Main Street Fund
(the Underlying Fund) and certain U.S. government securities.

     The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the
Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering
Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the
Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the
Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty
Provider will pay the Fund an amount equal to the excess of his or her Warranty
Amount over his or her account value. The Financial Warranty is

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the
Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial
Warranty in certain limited circumstances. The Warranty Provider may monitor the
Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

     The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty
Fee will thereafter be reduced to 0.35% of the average daily net assets of the
Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty
Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S.
government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid"
and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees.
Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

     The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main
Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.
The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT  REPURCHASE  AGREEMENTS.  Pursuant  to an  Exemptive  Order  issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.  Securitiespledged as collateral for repurchase  agreements are held by a custodian bank until the agreements  mature.  Each agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal.  In the event of  default by the other  party to the  agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                          NET UNREALIZED
                                                            APPRECIATION
                                                        BASED ON COST OF
                                                          SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
------------------------------------------------------------------------
$--                        $--           $1,992,779          $53,900,610

1. As of August 31, 2006, the Fund had $1,992,779 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforward were as follows:

                             EXPIRING
                             ---------------------
                             2014       $1,992,779

2. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                            REDUCTION TO
                       REDUCTION TO      ACCUMULATED NET
                       PAID-IN CAPITAL   INVESTMENT LOSS
                       ---------------------------------
                       $685,135                 $685,135

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

                                          YEAR ENDED        YEAR ENDED
                                     AUGUST 31, 2006   AUGUST 31, 2005
          ------------------------------------------------------------
          Distributions paid from:
          Ordinary income                   $108,662        $1,172,405
          Long-term capital gain                  --           397,341
          Return of capital                  663,706           944,092
                                     ---------------------------------
          Total                             $772,368        $2,513,838
                                     =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities    $152,401,097
                                            ============
          Gross unrealized appreciation     $ 53,900,610
          Gross unrealized depreciation               --
                                            ------------
          Net unrealized appreciation       $ 53,900,610
                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the
Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED AUGUST 31, 2006    YEAR ENDED AUGUST 31, 2005

                                SHARES          AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------

CLASS A
Sold                             6,556    $     79,128 1          --    $         --
Dividends and/or
distributions reinvested        43,093         505,045        89,132       1,017,885
Redeemed                    (1,179,635)    (14,086,309)   (1,068,185)    (12,006,444)
                           ----------------------------------------------------------
Net decrease                (1,129,986)   $(13,502,136)     (979,053)   $(10,988,559)
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested        10,834    $    126,979        74,867    $    854,981
Redeemed                    (1,218,645)    (14,520,278)   (1,121,129)    (12,568,759)
                           ----------------------------------------------------------
Net decrease                (1,207,811)   $(14,393,299)   (1,046,262)   $(11,713,778)
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested         2,288    $     26,884        20,067    $    229,565
Redeemed                      (691,022)     (8,254,824)   (1,182,239)    (13,245,929)
                           ----------------------------------------------------------
Net decrease                  (688,734)   $ (8,227,940)   (1,162,172)   $(13,016,364)
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS N
Dividends and/or
distributions reinvested         2,716    $     31,858         5,502    $     62,890
Redeemed                        (8,595)       (102,553)      (98,232)     (1,101,635)
                           ----------------------------------------------------------
Net decrease                    (5,879)   $    (70,695)      (92,730)   $ (1,038,745)
                           ==========================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                              PURCHASES          SALES
          ------------------------------------------------------------
          Investment securities             $40,886,066    $49,684,431
          U.S. government and government
          agency obligations                 15,699,080     43,315,230

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT  FEES.  Management  fees paid to the Manager were in  accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average  annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying  Fund relating to the Fund's assets invested in the Underlying  Fund.  However,  the management fees shall not be reduced  below  zero.  Management  fees will apply  during the
Warranty Period and the Post-Warranty Period.

     If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than
Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty
Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%.
Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2006, the Fund paid
$158,454 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25%
on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $3,065,230,
$811,090 and $91,045, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2006             $--             $--        $252,360             $--             $--
--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the
Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2006, the Manager reimbursed the Fund $76,722. This voluntary undertaking may be amended or eliminated at any time.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation  No. 48 ("FIN 48"),  ACCOUNTING FOR  UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's  financial  statements in accordance  with FASB  Statement No. 109,
ACCOUNTING  FOR INCOME  TAXES.  FIN 48 requires the  evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine  whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment,  will not be fully realized.
FIN 48 is effective for fiscal years  beginning  after  December 15, 2006. As of
August 31,  2006,  the Manager is  evaluating  the  implications  of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

Shares of the Fund were sold during the Offering Period and cannot be purchased during the Warranty Period.

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                      Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                       Funds
------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest For Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
           Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                             Investment Accounts, Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
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Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                  Appendix C

                    Information About the Underlying Fund

Additional Information About the Underlying Fund's Investment Policies and
Risks

The investment objective, the principal investment policies and the main risks of the Oppenheimer Main Street Fund (the "Underlying Fund") are
described in the Underlying Fund's Prospectus as well as the Prospectus for
Oppenheimer Principal Protected Main Street Fund. This Appendix C contains supplemental information about those policies and risks and the types of securities that the Underlying Fund's investment Manager, OppenheimerFunds,
Inc., can select for the Underlying Fund. Additional information is also provided about the strategies that the Underlying Fund can use to try to achieve its objective.

The Underlying Fund's Principal Investment Policies. The composition of the
Underlying Fund's portfolio and the techniques and strategies that the
Underlying Fund's Manager can use in selecting portfolio securities will vary over time. The Underlying Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal.
It can use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Underlying Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the
Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_| Rights and Warrants. The Underlying Fund can invest up to 10% of its total assets in warrants or rights, although the Underlying Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
o     the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

      |X| Investments in Bonds and Other Debt Securities. The Underlying Fund
can invest in bonds, debentures and other debt securities to seek its investment objective. Because the Underlying Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Underlying Fund's assets will be invested in debt securities. However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Underlying Fund's investments into debt securities.

      The Underlying Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch,
Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Underlying Fund buys are unrated, to be considered part of the Underlying
Fund's holdings of investment-grade securities, they must be judged by the
Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

      |_| U.S. Government Securities. The Underlying Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities
(including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies'
obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Underlying Fund will invest in securities of U.S. government agencies and instrumentalities only when the
Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_| Special Risks of Lower-Grade Securities. While it is not
anticipated that the Underlying Fund will invest a substantial portion of its assets in debt securities, the Underlying Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Underlying Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Underlying Fund's portfolio).

      The Underlying Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Underlying Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying
Fund's assets that can be invested in lower-grade securities. The Underlying
Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Underlying Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Underlying Fund's limitations on buying these investments can reduce the effect of those risks to the Underlying Fund, as will the
Underlying Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors. The Underlying Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of
Moody's, S&P, and Fitch, Inc. are included in Appendix A to this Statement of
Additional Information.

      |X| Foreign Securities. The Underlying Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Underlying Fund's investment allocations.
That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Underlying Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Passive Foreign Investment Companies. The Underlying Fund may
purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The Underlying Fund is subject to certain percentage limitations under the Investment Company Act relating to the purchase of securities of investment companies, and, consequently, the Underlying Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Underlying Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Underlying Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Underlying Fund's portfolio turnover rate will fluctuate from year to year, and the Underlying
Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Underlying
Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the
Underlying Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The
Financial Highlights table at the end of the Prospectus shows the Underlying
Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies. In seeking its objective, the
Underlying Fund can from time to time use the types of investment strategies described below. It is not required to use all of these strategies at all times and may, at times, not use any of them.

      |X| Investing in Small, Unseasoned Companies. The Underlying Fund can
invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case the
Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. The Underlying Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X| When-Issued and Delayed-Delivery Transactions. The Underlying Fund
can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Underlying Fund. During the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment.

      The Underlying Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Underlying Fund to lose the opportunity to obtain the security at a price and yield the
Manager considers to be advantageous.

      When the Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Underlying Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Underlying Fund will identify on its books liquid securities of any type at least equal in value to the value of the Underlying Fund's purchase commitments until the Underlying Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Underlying Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act")
that apply to those types of investments. For example, the Underlying Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the Underlying Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Underlying Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Underlying Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Repurchase Agreements. The Underlying Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Underlying Fund shares, or pending the investment of the proceeds from sales of Underlying Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Underlying Fund's limits on holding illiquid investments. The
Underlying Fund will not enter into a repurchase agreement having a maturity beyond seven days that causes more than 10% of its net assets to exceed that limit. There is no limit on the amount of the Underlying Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Underlying Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Underlying Fund, along with other affiliated mutual funds managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. To enable the Underlying Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the
Underlying Fund could sell it. The Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Underlying Fund's ability to value or to dispose of the securities and might lower the amount the
Underlying Fund could realize upon the sale.

      The Underlying Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Underlying Fund can lend its portfolio securities to certain types of eligible borrowers approved by the
Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Underlying Fund's net assets.  There are some risks in connection with securities lending. The Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

      The Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Underlying Fund is permitted to invest.
To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

        When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The Underlying Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans.  The terms of the Underlying Fund's loans must meet applicable tests under the Internal
Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      The Underlying Fund may lend its portfolio securities pursuant to the
Securities Lending Agreement (the "Securities Lending Agreement") with JP
Morgan Chase, subject to the restrictions stated in the Prospectus. The
Underlying Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Underlying Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP
Morgan Chase, as agent, amounts demanded by the Underlying Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Underlying Fund.
 The Underlying Fund will receive, pursuant to the Securities Lending
Agreement, 80% of all annual net income (i.e., net of rebates to the
Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending.
The Underlying Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The
Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Underlying Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days'
notice or in time to vote on any important matter.

      |X| Derivatives. The Underlying Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Underlying Fund can use are the hedging instruments described below.

      Other derivative investments the Underlying Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Underlying Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Underlying Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Underlying Fund can use hedging to attempt to protect against declines in the market value of the Underlying Fund's portfolio, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Underlying Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures. Covered calls can also be used to increase the Underlying Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Underlying Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate that hedging position. The Underlying Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Underlying Fund could:
      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Underlying Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Underlying Fund's strategy of hedging with futures and options on futures will be incidental to the Underlying Fund's activities in the underlying cash market. The particular hedging instruments the Underlying
Fund can use are described below. The Underlying Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Fund's investment objective and are permissible under applicable regulations governing the Underlying Fund.

      |_| Futures. The Underlying Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2)
debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures"), or (6) an individual stock ("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Underlying Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs;
(3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Underlying Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Underlying
Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Underlying Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Fund. Any loss or gain on the future is then realized by the Underlying Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Underlying Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

      |_| Writing Covered Call Options. The Underlying Fund can write (that is, sell) covered calls. If the Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Underlying Fund's books to enable the Underlying Fund to satisfy its obligations if the call is exercised. Up to 25% of the Underlying Fund's total assets can be subject to calls the Underlying Fund writes.

      When the Underlying Fund writes a call on a security, it receives cash
(a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The
Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

      When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Underlying Fund would keep the cash premium.

      The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the
investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

      When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the
Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker. To terminate its obligation on a call it has written, the Underlying Fund can purchase a corresponding call in a
"closing purchase transaction." The Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Underlying Fund they are taxable as ordinary income. If the Underlying
Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Underlying Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the
Underlying Fund's books. The Underlying Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

      o Writing Put Options. The Underlying Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Underlying Fund will not write puts if, as a result, more than 25% of the Underlying Fund's total assets would be required to be segregated to cover such put options.

      If the Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying
Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Underlying Fund has written expires unexercised, the Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The
Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Underlying Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

      o Purchasing Calls and Puts. The Underlying Fund can purchase calls to protect against the possibility that the Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When the
Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Underlying
Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Underlying Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Underlying Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Underlying Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Underlying Fund will not exceed 5% of the Underlying Fund's total assets.

      |_| Buying and Selling Options on Foreign Currencies. The Underlying
Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Underlying Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying
Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Underlying Fund writes on a foreign currency is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Underlying Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Underlying Fund's custodian bank.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the
Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying
Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The
Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Underlying Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the
Underlying Fund does so the market might decline. If the Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Underlying Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Underlying
Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The
Underlying Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Underlying Fund can also use
"cross-hedging" where the Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Underlying Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of
U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Underlying Fund could also use forward contracts to lock in the
U.S. dollar value of portfolio positions. This is called a "position hedge."
When the Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying Fund's portfolio securities denominated in that foreign currency. When the Underlying Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated. That is referred to as a
"cross hedge."

      The Underlying Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts.
The Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Underlying Fund can maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the
Underlying Fund can purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Underlying Fund can purchase a put option permitting the
Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver, the
Underlying Fund might have to purchase additional foreign currency on the
"spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the
Underlying Fund is obligated to deliver to settle the trade, the Underlying
Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying
Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the
Underlying Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Fund values its assets daily in terms of U.S.
dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Underlying Fund at one rate, while offering a lesser rate of exchange if the Underlying Fund desires to resell that currency to the dealer.

      |_| Interest Rate Swap Transactions. The Underlying Fund can enter into interest rate swap agreements. In an interest rate swap, the Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Underlying Fund can enter into swaps only on securities that it owns. The Underlying Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the
Underlying Fund will identify liquid assets on its books (such as cash or
U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying
Fund's loss will consist of the net amount of contractual interest payments that the Underlying Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Underlying Fund's interest rate swap transactions on an ongoing basis.

      The Underlying Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Underlying Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this Statement of Additional
Information.

      Transactions in options by the Underlying Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Fund (or an advisor that is an affiliate of the Underlying Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Underlying Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Underlying Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.
However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.
In addition, Section 1256 contracts held by the Underlying Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Underlying Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying
Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Underlying Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive and Interim Investments. The Underlying Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii)
commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi)
repurchase agreements.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Underlying Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Underlying Fund's outstanding voting securities. Under the Investment Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Underlying Fund's investment objective is a fundamental policy.
Other policies described in the Underlying Fund's Prospectus or its Statement
of Additional Information and in this Appendix C are "fundamental" only if they are identified as such. The Underlying Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Underlying Fund's Prospectus or Statement of Additional
Information, as appropriate. The Underlying Fund's most significant investment policies are described in its Prospectus as well as in the
Oppenheimer Principal Protected Main Street Fund Prospectus.

      |X| Does the Underlying Fund Have Additional Fundamental Policies? The
following investment restrictions are Fundamental policies of the Underlying
Fund.

      o The Underlying Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

      o The Underlying Fund cannot invest in commodities. However, the
Underlying Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Underlying Fund cannot invest in real estate or in interests in real estate. However, the Underlying Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Underlying Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Underlying Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The Underlying
Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Underlying Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

      o The Underlying Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements

      o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Underlying Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Underlying Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Underlying Fund.

      For purposes of the Underlying Fund's policy not to concentrate its investments as described above, the Underlying Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional
Information. This is not a fundamental policy.

Oppenheimer Principal Protected Main Street Fund(R)

Internet Website:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway, Suite 1480
      Denver, CO 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0676.001.1206

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Part C

                         OPPENHEIMER PRINCIPAL PROTECTED TRUST

                                        FORM N-1A

                                          PART C

                                    OTHER INFORMATION

Item 23. - Exhibits

(a)   Amended and Restated Declaration of Trust dated 5/23/03: Previously filed with
Registrant's Pre-Effective Amendment No. 3, 5/30/03, and incorporated herein by reference.

(b)   By-Laws: Previously filed with the Registrant's initial registration statement,
1/17/03, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate for Oppenheimer Principal Protected Main
Street Fund: Previously filed with Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share  Certificate:  Previously  filed  with  Registrant's
Post-Effective Amendment No. 3, 10/25/04, and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 3, 10/25/04, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 3, 10/25/04, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated 1/1/05: Previously filed with Registrant's Post-Effective Amendment No. 5, 10/24/05, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated 3/14/03: Previously filed with
Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main
Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main
Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main
Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

       (v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and
incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   Form of Compensation Deferral Plan for Disinterested Trustees/Directors: Previously
filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer
High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g)      (i)    Global Custody Agreement dated August 16, 2002: Previously filed with
         Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
         Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

         (ii)    Amendment dated October 2, 2003 to the Global Custody Agreement dated
      August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the
      Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
      333-108093), (11/6/03), and incorporated herein by reference.

(h)       (i)    Financial Warranty Agreement dated September 24, 2004 among Merrill
Lynch Bank USA, OppenheimerFunds, Inc. and the Registrant: Previously filed with
Registrant's Post-Effective Amendment No. 1, 10/25/05, and incorporated herein by reference.

         (ii)    Service Agreement dated September 24, 2004 among OppenheimerFunds, Inc., the Registrant, J.P. Morgan Chase Bank and Merrill Lynch Bank USA:  Previously filed with
Registrant's Pre-Effective Amendment No. 1, 10/4/04, and incorporated herein by reference.

         (iii)   Termination Agreement dated 1/20/04 between OppenheimerFunds, Inc., the
Registrant, Main Place Funding LLC, and Bank of America, N.A.: Previously filed with
Registrant's Post-Effective Amendment No. 1, 1/26/04, and incorporated herein by reference.

(i)   Opinion and Consent of Counsel dated 11/5/03: Previously filed with Registrant's initial Pre-Effective Amendment No 1, 11/6/03, and incorporated herein by reference.

(j)      (i)     Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to Registrant's audited financial statements and with respect to the audited financial statements of Oppenheimer Main Street Fund incorporated in the Statement of Additional Information by reference: Filed herewith.

        (ii)    Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to the audited financial statements of Merrill Lynch Bank
USA: Filed herewith.

(k)   (i) Audited financial statements of Merrill Lynch Bank USA as of 12/30/05: Filed herewith.

      (ii) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of
3/31/06: Filed herewith.

      (iii) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of
6/30/06: Filed herewith.

      (iv) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of
9/29/06: Filed herewith.

(l)   Investment Letter dated September 24, 2004 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 1, 10/4/04, and incorporated herein by reference.

(m)      (i)   Amended and Restated Service Plan and Agreement for Class A shares for
Oppenheimer Principal Protected Main Street Fund  dated 10/28/05: Filed herewith.

         (ii)  Amended and Restated Distribution and Service Plan and Agreement for Class
B shares for Oppenheimer Principal Protected Main Street Fund dated 10/28/05: Filed herewith.

        (iii)  Amended and Restated Distribution and Service Plan and Agreement for Class
C shares for Oppenheimer Principal Protected Main Street Fund dated 10/28/05: Filed herewith.

        (iv)  Amended and Restated Distribution and Service Plan and Agreement for Class
N shares for Oppenheimer Principal Protected Main Street Fund dated 10/28/05: Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 10/24/06:
Previously filed with Post-Effective Amendment No. 62 to the Registration Statement of
Oppenheimer Capital Income Fund (Reg. No. 2-33043), 11/21/06, and incorporated herein by reference.

(o)        Powers of Attorney dated December 13, 2004 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 44 to the Registration
Statement of Oppenheimer Variable Account Funds (Reg. No. 2-93177), (2/25/05), and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 13 to the Registration Statement of Oppenheimer MidCap Fund
(Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated
Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item
26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of
OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup         Formerly  an  Associate  at  Davis  Polk &  Wardell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              None  Assistant  Secretary  (as of  July  2004)  of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Grenn, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None.
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July 2004 - August 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003 - May
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None.
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None  Formerly,  a  research/technology  analyst at
Vice President              Goldman Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June 2004-October 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff,              President    &   Director    of    OppenheimerFunds
Executive Vice President    Distributor,  Inc. and Centennial  Asset Management
                            Corporation;   Executive   Vice  President  of  OFI
                            Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            (Asia)  Limited;  Senior Vice  President  (Managing
                            Director  of  the  International  Division)  of OFI
                            Institutional Asset Management, Inc..
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolf               None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc.,
Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management
Corporation, Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView
Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments
Inc., OFI Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C,
Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower
Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street,
Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's Road, Suite
1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares.
It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and
Part B of this Registration Statement and listed in Item 26(b) above (except Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher Barlow(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rick Bettridge                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Bourgraf(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Colby(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Fereday                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Fuermann                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(4)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Huber(1)                    Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Hylind                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Kristenson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Maddox(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Noah Miller(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Nelkin(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(5)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
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Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Wilde(1)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Wimer(2)                  Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Wisneski(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

During the Warranty Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Financial
Warranty issued by Merrill Lynch Bank USA (or any successors or substituted entities thereto) to the Fund under the Financial Warranty Agreement. These significant events include (i) the termination of the Financial Warranty Agreement; (ii) a default under the
Financial Warranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Warranted Amount on the Maturity Date; or (iii) the insolvency of
Merrill Lynch Bank USA (or any successors or substituted entities thereto).

The Registrant hereby undertakes to update its registration statement on an annual basis under the Investment Company Act of 1940, as amended (the "1940 Act") to include updated audited financial statements for Merrill Lynch Bank USA (or any successors or substituted entities thereto), as applicable.  Merrill Lynch Bank USA has represented to Registrant that its audited financial statements to be included in Registrant's Registration
Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP, as if Merrill Lynch Bank USA was required to file Form 10-K under the Securities Exchange Act of 1934, as amended (the "Exchange
Act").  Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of Merrill Lynch Bank USA (or such successors or substituted entities), as applicable, regarding such financial statements.

In the event that a Warranty Provider to the Fund is an entity other than Merrill Lynch
Bank USA ("Substitute Warranty Provider"), and such Substitute Warranty Provider files
Forms 10-K under the Exchange Act then Registrant hereby undertakes to incorporate by reference in its Statement of Additional Information on an annual basis under the 1940
Act updated audited financial statements for the Substitute Warranty Provider included in such Forms 10-K under the Exchange Act.  In the event that at any time during the
Warranty Period during which the Registrant is required to file amendments to its
Registration Statement under the 1940 Act the Substitute Warranty Provider ceases to file a Form 10-K pursuant to the Exchange Act or if any other Substitute Warranty Provider is not required to file a Form 10-K pursuant to the Exchange Act, the Registrant undertakes to update its Registration Statement on an annual basis under the 1940 Act to include updated audited financial statements for the then-current Substitute Warranty Provider
(or any successors or substituted entities thereto) and will obtain a representation from said Substitute Warranty Provider (or any successors or substituted entities thereto)
that its audited financial statements provided to Registrant for inclusion in
Registrant's Registration Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP covering the periods that would be required if the Substitute Warranty Provider was required to file Form 10-K under the Exchange Act.  Any Substitute Warranty Provider's audited financial statements will also be incorporated by reference in Registrant's Statement of Additional
Information.  Further, the Registrant undertakes under any circumstances described in this paragraph to include as an exhibit to its Registration Statement as it relates to the Fund, the consent of the independent auditors of the Substitute Warranty Provider (or such successors or substituted entities), as applicable, regarding such financial statements.

During the Warranty Period, the Registrant hereby undertakes to include in the
Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of Merrill Lynch Bank USA, or any Substitute Warranty Provider to the Financial Warranty or Financial Warranty
Agreement, free of charge, upon a shareholder's request.

                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company
Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 5th day of December, 2006.

                              OPPENHEIMER PRINCIPAL PROTECTED TRUST

                              By:   /s/ John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the               December 5, 2006
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          December 5, 2006
John V. Murphy                Executive Officer and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          December 5, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee                       December 5, 2006
Robert G. Avis

/s/ George C. Bowen*          Trustee                       December 5, 2006
George C. Bowen

/s/ Edward L. Cameron*        Trustee                        December 5, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       December 5, 2006
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       December 5, 2006
Sam Freedman

/s/ Beverly L. Hamilton*      Trustee                       December 5, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       December 5, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                       December 5, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                                        SIGNATURES

Oppenheimer  Main  Street  Funds,  Inc.  has duly caused this  Registration  Statement  of
Oppenheimer  Principal  Protected  Trust  relating  to its  series  Oppenheimer  Principal
Protected Main Street Fund to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the  City of New York  and  State of New York on the 5th day of  December,
2006.

                              OPPENHEIMER MAIN STREET FUNDS, INC.

                              By:  /s/ John V. Murphy*

            ------------------------------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement of Oppenheimer  Principal  Protected  Trust relating to its series  Oppenheimer  Principal
Protected  Main  Street  Fund  has  been  signed  below by the  following  persons  in the capacities on the dates indicated:

Signatures                   Title                          Date

/s/ William L. Armstrong*     Chairman of the               December 5, 2006
William L. Armstrong          Board of Directors

/s/ John V. Murphy*           President, Principal          December 5, 2006
John V. Murphy                Executive Officer and Director

/s/ Brian W. Wixted*          Treasurer, Principal          December 5, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Director                      December 5, 2006
Robert G. Avis

/s/ George C. Bowen*          Director                      December 5, 2006
George C. Bowen

/s/ Edward L. Cameron*        Director                      December 5, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Director                      December 5, 2006
Jon S. Fossel

/s/ Sam Freedman*             Director                      December 5, 2006
Sam Freedman

/s/ Beverly L. Hamilton*      Director                      December 5, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*         Director                       December 5, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Director                      December 5, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                          OPPENHEIMER PRINCIPAL PROTECTED TRUST

                              Post-Effective Amendment No. 7

                          Registration Statement No. 333-102588

                                      EXHIBIT INDEX

Exhibit No.    Description

23(j)    (i)   Consent of Independent  Registered Public Accounting Firm of the Registrant
               and Oppenheimer Main Street Fund(R)

23(j)    (ii)  Consent of Independent  Registered  Public Accounting Firm of Merrill Lynch
               Bank USA

23(k)    (i)   Audited financial statements, dated 12/30/05, of Merrill Lynch Bank USA

23(k)    (ii)  Unaudited quarterly financial statements, dated 3/1/06, of Merrill Lynch
               Bank USA

23(k)    (iii) Unaudited quarterly financial statements, dated 6/30/06, of Merrill Lynch
               Bank USA

23(k)    (iv)  Unaudited quarterly financial statements, dated 9/29/06, of Merrill Lynch
               Bank USA

23(m)       (i)        Amended and Restated Service Plan and Agreement for Class A shares dated 10/28/05

23(m)      (ii)        Amended and Restated Distribution and Service Plan Agreement for
               Class B shares dated 10/28/05

23(m)     (iii)        Amended and Restated Distribution and Service Plan Agreement for
               Class C shares dated 10/28/05

23(m)     (iv)        Amended and Restated Distribution and Service Plan Agreement for
               Class N shares dated 10/28/05